Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Feb. 28, 2013 Voting Common Stock	Feb. 28, 2013 Nonvoting Common Stock
Entity Registrant Name	1st Franklin Financial Corporation
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Central Index Key	0000038723
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding			1,700	168,300
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $)	Dec. 31, 2012		Dec. 31, 2011
CASH AND CASH EQUIVALENTS
Cash and Due from Banks	$ 2,146,211		$ 9,130,030
Short-term Investments	26,039,824		7,221,111
Cash and Cash Equivalents, and Short-term Investments	28,186,035	[1]	16,351,141	[1]
RESTRICTED CASH	4,676,830	[2]	5,568,529	[2]
LOANS:
Direct Cash Loans	408,691,403		376,568,048
Real Estate Loans	20,658,498		22,123,077
Sales Finance Contracts	20,982,941		19,764,821
Loans, Total	450,332,842	[3]	418,455,946	[3]
Unearned Finance Charges	53,036,201		49,206,783
Unearned Insurance Premiums and Commissions	31,713,036		29,929,658
Allowance for Loan Losses	22,010,085		21,360,085
Net Loans	343,573,520		317,959,420
MARKETABLE DEBT SECURITIES:
Available for Sale, at fair value	91,053,693		70,882,334
Held to Maturity, at amortized cost	33,237,199		36,780,206
Marketable Debt Securities, Total	124,290,892		107,662,540
OTHER ASSETS
Land, Buildings, Equipment and Leasehold Improvements	9,127,335	[4]	9,342,174	[4]
Deferred Acquisition Costs	1,821,451		1,718,297
Due from Non-affiliated Insurance Company	2,368,458		2,246,092
Other Miscellaneous	4,244,184		4,036,392
Other Assets	17,561,428		17,342,955
ASSETS, Total	518,288,705		464,884,585
SENIOR DEBT
Note Payable to Banks	0		0
Senior Demand Notes, including accrued interest	50,032,844		46,606,960
Commercial Paper	225,860,888		197,194,186
Senior Debt, Total	275,893,732	[5]	243,801,146	[5]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	22,943,164		20,628,730
SUBORDINATED DEBT	42,917,976	[6]	46,870,076	[6]
LIABILITIES, Total	341,754,872		311,299,952
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common Stock	170,000		170,000
Accumulated Other Comprehensive Income	2,098,618		2,136,739
Retained Earnings	174,265,215		151,277,894
Stockholders' Equity, Total	176,533,833		153,584,633
LIABILITIES AND STOCKHOLDERS' EQUITY, Total	$ 518,288,705		$ 464,884,585

[1]	Note 5.
[2]	Note 1.
[3]	Note 2.
[4]	Land, Buildings, Equipment and Leasehold Improvements, less accumulated depreciation and amortization of $19,284,831 and $17,608,651 in 2012 and 2011, respectively.
[5]	Note 6.
[6]	Note 7.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Parenthetical (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, Par Value	$ 100	$ 100
Preferred Stock, Shares Authorized	6,000	6,000
Preferred Stock, Shares Outstanding	0	0

CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
INTEREST INCOME
Finance Charge	$ 119,441,946		$ 108,858,812		$ 100,475,533
Net Investment Income	3,362,502		2,871,386		2,674,611
Financial Services Revenue	122,804,448		111,730,198		103,150,144
INTEREST EXPENSE
Senior Debt	9,861,176		9,323,864		8,583,664
Subordinated Debt	1,533,203		2,316,933		3,855,020
Interest Expense	11,394,379		11,640,797		12,438,684
NET INTEREST INCOME	111,410,069		100,089,401		90,711,460
Provision for loan losses	22,484,582	[1]	19,008,749	[1]	20,907,373	[1]
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	88,925,487		81,080,652		69,804,087
INSURANCE INCOME
Premiums and Commissions	42,845,762		39,439,993		36,521,076
Insurance Claims and Expenses	(9,136,876)		(8,940,319)		(8,466,903)
Net Insurance Income, Total	33,708,886		30,499,674		28,054,173
OTHER REVENUE	7,084,305		6,723,655		5,789,444
OPERATING EXPENSES:
Personnel Expense	59,483,888		55,399,302		51,566,673
Occupancy Expense	11,774,926		11,455,842		10,752,842
Other Expense	21,797,351		19,219,788		17,905,308
Operating Expenses, Total	93,056,165		86,074,932		80,224,823
INCOME BEFORE INCOME TAXES	36,662,513		32,229,049		23,422,881
Provision for Income Taxes	3,913,798		3,105,931		2,739,444
Net Income (Loss)	32,748,715		29,123,118		20,683,437
RETAINED EARNINGS, Beginning of Period	151,277,894
RETAINED EARNINGS, End of Period	$ 174,265,215		$ 151,277,894

[1]	Note 2.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss)	$ 32,748,715	$ 29,123,118	$ 20,683,437
Other Comprehensive Income:
Unrealized gains (losses) during period	71,902	858,584	(198,153)
Income tax (provision) benefit	(100,859)	(259,074)	56,694
Net unrealized (losses) gains	(28,957)	599,510	(141,459)
Reclassification of (gains)/ losses to Net Income (Loss)	9,164	13,044	5,113
Total Other Comprehensive Income (Loss)	(38,121)	586,466	(146,572)
Total Comprehensive Income	$ 32,710,594	$ 29,709,584	$ 20,536,865

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Starting Balance, Value at Dec. 31, 2009	$ 170,000	$ 115,248,067	$ 1,696,845	$ 117,114,912
Starting Balance, Shares at Dec. 31, 2009	170,000
Comprehensive Income (Loss):
Net Income (Loss)		20,683,437		20,683,437
Other Comprehensive Income (Loss)			(146,572)	(146,572)
Total Comprehensive Income (Loss)				20,536,865
Cash Distributions Paid	(4,941,325)		(4,941,325)
Ending Balance, Value at Dec. 31, 2010	170,000	130,990,179	1,550,273	132,710,452
Ending Balance, Shares at Dec. 31, 2010	170,000
Comprehensive Income (Loss):
Net Income (Loss)		29,123,118		29,123,118
Other Comprehensive Income (Loss)			586,466	586,466
Total Comprehensive Income (Loss)				29,709,584
Cash Distributions Paid	(8,835,403)		(8,835,403)
Ending Balance, Value at Dec. 31, 2011	170,000	151,277,894	2,136,739	153,584,633
Ending Balance, Shares at Dec. 31, 2011	170,000
Comprehensive Income (Loss):
Net Income (Loss)		32,748,715		32,748,715
Other Comprehensive Income (Loss)			(38,121)	(38,121)
Total Comprehensive Income (Loss)				32,710,594
Cash Distributions Paid		(9,761,394)		(9,761,394)
Ending Balance, Value at Dec. 31, 2012	$ 170,000	$ 174,265,215	$ 2,098,618	$ 176,533,833
Ending Balance, Shares at Dec. 31, 2012	170,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 32,748,715		$ 29,123,118		$ 20,683,437
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	(22,484,582)	[1]	(19,008,749)	[1]	(20,907,373)	[1]
Depreciation and amortization	(2,716,463)		(2,586,017)		(2,465,829)
Provision for deferred income taxes	252,359		24,348		272,131
Losses due to called redemptions on marketable securities, loss on sales of equipment, and amortization on securities	1,126,903		564,126		379,558
Decrease (increase) in miscellaneous assets	(433,312)		(280,623)		(1,008,646)
Decrease in other liablities	1,961,216		(736,171)		3,288,604
Net Cash Provided by (Used in) Operating Activities	60,856,926		50,289,564		46,988,286
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(300,909,120)		(268,764,514)		(241,803,898)
Loan payments	252,810,438		226,770,538		205,015,783
Decrease (increase) in restricted cash	891,699		(1,789,795)		(711,039)
Purchases of securities, available for sale	(28,596,333)		(17,503,960)		(9,969,266)
Purchases of securities, held to maturity			(28,785,585)		(4,659,094)
Sales of securities, available for sale	265,977		2,267,712
Sales of securities, held to maturity			817,615
Redemptions of securites, available for sale	7,528,250		11,100,000		6,189,950
Redemptions of securities, held to maturity	3,060,000		2,695,000		3,065,000
Capital Expenditures	(2,516,138)		(5,565,398)		(1,430,092)
Proceeds from sale of equipment	64,103		554,630		130,350
Net Cash Provided by (Used in) Investing Activities	(67,401,124)		(78,203,757)		(44,172,306)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	3,425,884		6,214,556		(816,695)
Advances on credit line	532,392		4,308,977		11,240,082
Payments on credit line	(532,392)		(5,208,977)		(26,544,391)
Commercial paper issued	55,411,872		51,932,342		53,169,908
Commercial Paper redeemed	(26,745,170)		(21,938,031)		(15,405,476)
Subordinated debt issued	8,740,067		10,518,270		12,182,268
Subordinated debt redeemed	(12,692,167)		(23,427,814)		(27,286,627)
Dividends / Distributions	(9,761,394)		(8,835,403)		(4,941,325)
Net Cash Provided by (Used in) Financing Activities	18,379,092		13,563,920		1,597,744
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	11,834,894		(14,350,273)		4,413,724
CASH AND CASH EQUIVALENTS, beginning	9,130,030		30,701,414		26,287,690
CASH AND CASH EQUIVALENTS, ending	2,146,211		9,130,030		30,701,414
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	11,333,494		11,710,584		12,519,354
Cash paid during the period for Taxes	3,617,900		3,082,000		2,488,000
Non-cash Exchange of Investment Securities	$ 811,200

[1]	Note 2.

1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes
1. Summary of Significant Accounting Policies

1.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business:

              1st Franklin Financial Corporation (the "Company") is a consumer finance company which originates and services direct cash loans, real estate loans and sales finance contracts through 266 branch offices located throughout the southeastern United States.  In addition to this business, the Company writes credit insurance when requested by its loan customers as an agent for a non-affiliated insurance company specializing in such insurance.  Two of the Company's wholly owned subsidiaries, Frandisco Life Insurance Company and Frandisco Property and Casualty Insurance Company, reinsure the credit life, the credit accident and health and the credit property insurance so written.

Basis of Consolidation:

              The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Inter-company accounts and transactions have been eliminated.

Fair Values of Financial Instruments:

              The following methods and assumptions are used by the Company in estimating fair values for financial instruments:

              Cash and Cash Equivalents.  Cash includes cash on hand and with banks.  Cash equivalents are short-term highly liquid investments with original maturities of three months or less.  The carrying value of cash and cash equivalents approximates fair value due to the relatively short period of time between the origination of the instruments and their expected realization.  Cash and cash equivalents are classified as a Level 1 financial asset.

              Loans.  The fair value of the Company's direct cash loans and sales finance contracts approximate the carrying value since the estimated life, assuming prepayments, is short-term in nature.  The fair value of the Company's real estate loans approximate the carrying value since the interest rate charged by the Company approximates market rates.  Loans are classified as a Level 3 financial asset.

              Marketable Debt Securities.  The fair value of marketable debt securities is based on quoted market prices.  If a quoted market price is not available, fair value is estimated using market prices for similar securities.  Held-to-maturity marketable debt securities are classified as Level 2 financial assets.  See additional information below regarding fair value under ASC NO. 820.  See table below for fair value  measurement of available-for-sale marketable debt securities.  See Note 3 for the fair value of marketable debt securities and Note 4 for information related to how these securities are valued.

              Senior Debt.  The carrying value of the Company's senior debt securities approximate fair value due to the relatively short period of time between the origination of the instruments and their expected payment.  Senior debt securities are classified as a Level 2 liability.

              Subordinated Debt.  The carrying value of the Company's subordinated debt approximates fair value due to the re-pricing frequency of the securities.  Subordinated debt securities are classified as a Level 2 financial liability.

Use of Estimates:

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could vary from these estimates.

Income Recognition:

              Accounting principles generally accepted in the United States of America require that an interest yield method be used to calculate the income recognized on accounts which have precomputed charges.  An interest yield method is used by the Company on each individual account with precomputed charges to calculate income for those on-going accounts, however, state regulations often allow interest refunds to be made according to the “Rule of 78's” method for payoffs and renewals.  Since the majority of the Company's accounts with precomputed charges are repaid or renewed prior to maturity, the result is that most of the accounts with precomputed charges effectively yield on a Rule of 78's basis.

              Precomputed finance charges are included in the gross amount of certain direct cash loans, sales finance contracts and certain real estate loans.  These precomputed charges are deferred and recognized as income on an accrual basis using the effective interest method.  Some other cash loans and real estate loans, which do not have precomputed charges, have income recognized on a simple interest accrual basis.  Any loan which becomes 60 days or more past due, based on original contractual term, is placed in a non-accrual status.  When a loan is placed in non-accrual status, income accruals are discontinued.  Accrued income prior to the date an account becomes 60 days or more past due is not reversed.  Income on loans in non-accrual status is earned only if payments are received.  A loan in nonaccrual status is restored to accrual status when it becomes less than 60 days past due.

              Loan fees and origination costs are deferred and recognized as an adjustment to the loan yield over the contractual life of the related loan.

              The property and casualty credit insurance policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company’s property and casualty insurance subsidiary.  The premiums are deferred and earned over the period of insurance coverage using the pro-rata method or the effective yield method, depending on whether the amount of insurance coverage generally remains level or declines.

              The credit life and accident and health policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company’s life insurance subsidiary.  The premiums are deferred and earned using the pro-rata method for level-term life policies and the effective yield method for decreasing-term life policies.  Premiums on accident and health policies are earned based on an average of the pro-rata method and the effective yield method.

              Claims of the insurance subsidiaries are expensed as incurred and reserves are established for incurred but not reported (IBNR) claims.  Reserves for claims totaled $1,340,003 and $1,324,591 at December 31, 2012 and 2011, respectively, and are included in unearned insurance premiums on the consolidated statements of financial position.

              Policy acquisition costs of the insurance subsidiaries are deferred and amortized to expense over the life of the policies on the same methods used to recognize premium income.

              The primary revenue category included in other revenue relates to commissions earned by the Company on sales of auto club memberships. Commissions received from the sale of auto club memberships are earned at the time the membership is sold.  The Company sells the memberships as an agent for a third party.  The Company has no further obligations after the date of sale as all claims for benefits are paid and administered by the third party.

Depreciation and Amortization:

              Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years.  Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease.  Depreciation and amortization expense for each of the three years ended December 31, 2012 was $2,716,463, $2,586,017 and $2,465,829, respectively.

Restricted Cash:

              At December 31, 2012 and 2011, the Company had cash of $4,676,830 and $5,568,529, respectively, held in restricted accounts at its insurance subsidiaries in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements.  During 2012 and 2011, restricted cash also included escrow deposits held by the Company on behalf of certain mortgage real estate customers.

Impairment of Long-Lived Assets:

              The Company annually evaluates whether events and circumstances have occurred or triggering events have occurred that indicate the carrying amount of property and equipment may warrant revision or may not be recoverable.  When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the recoverability by determining whether the carrying value of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition.  Based on Management’s evaluation, there has been no impairment of carrying value of the long-lived assets, including property and equipment at December 31, 2012 and 2011.

Income Taxes:

              The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) 740-10.  FASB ASC 740-10 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits.  Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.  FASB ASC 740-10 also provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  At December 31, 2012, the Company had no uncertain tax positions.

              The Company’s insurance subsidiaries are treated as taxable entities and income taxes are provided for where applicable (Note 11).  No provision for income taxes has been made by the Company since it has elected to be treated as an S Corporation for income tax reporting purposes. However, the state of Louisiana does not recognize S Corporation status, and the Company has accrued amounts necessary to pay the required income taxes in such state.

Collateral Held for Resale:

              When the Company takes possession of the collateral which secures a loan, the collateral is recorded at the lower of its estimated resale value or the loan balance.  Any losses incurred at that time are charged against the Allowance for Loan Losses.

Marketable Debt Securities:

              Management has designated a significant portion of the Company’s marketable debt securities held in the Company's investment portfolio at December 31, 2012 and 2011 as being available-for-sale.  This portion of the investment portfolio is reported at fair value with unrealized gains and losses excluded from earnings and reported, net of taxes, in accumulated other comprehensive income, which is a separate component of stockholders' equity.  Gains and losses on sales of securities available-for-sale are determined based on the specific identification method.  The remainder of the investment portfolio is carried at amortized cost and designated as held-to-maturity as Management has both the ability and intent to hold these securities to maturity.

Earnings per Share Information:

              The Company has no contingently issuable common shares, thus basic and diluted per share amounts are the same.

Recent Accounting Pronouncements:

              In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-8, “Intangibles – Goodwill and Other,” regarding the testing of goodwill for impairment.  The guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized if applicable.  Based on the qualitative assessment, if a company determines that the fair value of a reporting unit is more than the carrying amount, the two-step goodwill impairment test is not required.  The Company adopted this new guidance effective January 1, 2012.  The adoption of the guidance did not have a material impact on the Company’s consolidated financial statements.

             In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income”.  ASU 211-05 requires entities to present comprehensive income in one continuous statement or in two separate but consecutive statements presenting the components of net income and its total, the components of other comprehensive income and its total, and total comprehensive income.  The ASU was effective for interim and annual periods beginning after December 31, 2011.  The Company adopted this new guidance effective January 1, 2012 and there was no material impact on the consolidated financial statements.

             In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurements, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).  The guidance was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and IFRS.  The guidance changed certain fair value measurement principles and expanded disclosure requirements, particularly for assets valued using Level 3 fair value measurements.  The ASU was effective for interim and annual periods beginning after December 31, 2011.  The Company adopted this guidance effective January 1, 2012 and there was no material impact on the Company's consolidated financial statements.

             In April 2011, the FASB issued ASU No. 2011-02, to clarify the guidance for troubled debt restructurings (“TDRs”).  This ASU clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties, such as:

·          Creditors cannot assume that debt extensions at or above a borrower’s original contractual rate do not constitute troubled debt restructurings;

·          If a borrower doesn’t have access to funds at a market rate for debt with characteristics similar to the restructured debt, that may indicate that the creditor has granted a concession; and

·          A borrower that is not currently in default may still be considered to be experiencing financial difficulty when payment default is considered “probable in the foreseeable future.”

The guidance was effective beginning with disclosures for the Company’s quarter ended September 30, 2011 and was applied retrospectively to restructurings occurring on or after January 1, 2011.  The adoption of the required disclosures did not have a material impact on the Company’s consolidated financial statements.  See Note 2 for disclosure of TDRs.

             In February 2013, the FASB issued ASU 2013-02, "Reporting Out of Accumulated Other Comprehensive Income".  The guidance adds new disclosure requirements for items reclassified out of accumulated other comprehensive income.  This update requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification.  If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information.  This update is effective for the Company beginning in the first quarter of 2013 and its adoption is not expected to have a material impact on the consolidated financial statements.

2. Loans	12 Months Ended
Dec. 31, 2012
Notes
2. Loans

2.           LOANS

              The Company’s consumer loans are made to individuals in relatively small amounts for relatively short periods of time.  First and second mortgage loans on real estate are made in larger amounts and for longer periods of time.  The Company also purchases sales finance contracts from various dealers.  All loans and sales contracts are held for investment.

Contractual Maturities of Loans:

              An estimate of contractual maturities stated as a percentage of the loan balances based upon an analysis of the Company's portfolio as of December 31, 2012 is as follows:

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2013	67.85%	19.05%	64.01%
2014	26.67	17.13	26.95
2015	4.61	14.75	7.35
2016	.64	11.84	1.40
2017	.11	9.36	.17
2018 & beyond	.12	27.87	.12
	100.00%	100.00%	100.00%

              Historically, a majority of the Company's loans have been renewed many months prior to their final contractual maturity dates, and the Company expects this trend to continue in the future.  Accordingly, the above contractual maturities should not be regarded as a forecast of future cash collections.

Cash Collections on Principal:

              During the years ended December 31, 2012 and 2011, cash collections applied to the principal of loans totaled $252,810,438 and $226,770,538, respectively, and the ratios of these cash collections to average net receivables were 67.75% and 65.67%, respectively.

Allowance for Loan Losses:

              The Allowance for Loan Losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio.  Management’s approach to estimating and evaluating the allowance for loan losses is on a total portfolio level based on historical loss trends, bankruptcy trends, the level of receivables at the statement of financial position date, payment patterns and economic conditions primarily including, but not limited to, unemployment levels and gasoline prices.  Historical loss trends are tracked on an on going basis.  The trend analysis includes statistical analysis of the correlation between loan date and charge off date, charge off statistics by the total loan portfolio, and charge off statistics by branch, division and state.  If trends indicate credit losses are increasing or decreasing, Management will evaluate to ensure the allowance for loan losses remains at proper levels.  Delinquency and bankruptcy filing trends are also tracked.  If these trends indicate an adjustment to the allowance for loan losses is warranted, Management will make what it considers to be appropriate adjustments.  The level of receivables at the statement of financial position date is reviewed and adjustments to the allowance for loan losses are made, if Management determines increases or decreases in the level of receivables warrants an adjustment.  The Company uses monthly unemployment statistics, and various other monthly or periodic economic statistics, published by departments of the U.S. government and other economic statistics providers to determine the economic component of the allowance for loan losses.  Such allowance is, in the opinion of Management, sufficiently adequate for probable losses in the current loan portfolio.  As the estimates used in determining the allowance for loan losses are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates.  Actual results could vary based on future changes in significant assumptions.

              Management does not disaggregate the Company’s loan portfolio by loan category when evaluating loan performance.  The total portfolio is evaluated for credit losses based on contractual delinquency, and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the number of installments past due at that time, based on the then-existing terms of the contract.  Accounts are classified in delinquency categories based on the number of days past due.  When three installments are past due, we classify the account as being 60-89 days past due; when four or more installments are past due, we classify the account as being 90 days or more past due.  When a loan becomes five installments past due, it is charged off unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and/or other indicators of collectability.  In connection with any bankruptcy court-initiated repayment plan and as allowed by state regulatory authorities, the Company effectively resets the delinquency rating of each account to coincide with a court initiated repayment plan.  In addition, no installment is counted as being past due if at least 80% of the contractual payment has been paid.  The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

When a loan becomes 60 days or more past due based on its original terms, it is placed in nonaccrual status.  At this time, the accrual of any additional finance charges is discontinued.  Finance charges are then only recognized to the extent there is a loan payment received or until the account qualifies for return to accrual status.  Nonaccrual loans return to accrual status when the loan becomes less than 60 days past due.

  There were no loans past due 60 days or more and still accruing interest at December 31, 2012.  The Company’s principal balances on non-accrual loans by loan class at December 31, 2012 and 2011 are as follows:

Loan Class	December 31, 2012	December 31, 2011

Consumer Loans	$ 31,936,076	$ 28,122,772
Real Estate Loans	1,113,624	1,086,580
Sales Finance Contracts	862,952	981,321
Total	$ 33,912,652	$ 30,190,673

                An age analysis of principal balances past due, segregated by loan class, as of December 31, 2012 and 2011 is as follows:

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 11,265,415	$ 5,928,748	$ 12,984,546	$ 30,178,709
Real Estate Loans	479,103	201,442	603,585	1,284,130
Sales Finance Contracts	455,619	208,323	389,533	1,053,475
Total ...................................	$ 12,200,137	$ 6,338,513	$ 13,977,664	$ 32,516,314
December 31, 2011

Consumer Loans	$ 9,981,262	$ 5,711,530	$ 11,911,170	$ 27,603,962
Real Estate Loans	455,781	114,885	655,667	1,226,333
Sales Finance Contracts	370,283	204,383	492,427	1,067,093
Total ...................................	$ 10,807,326	$ 6,030,798	$ 13,059,264	$ 29,897,388

                In addition to the delinquency rating analysis, the ratio of bankrupt accounts to our total loan portfolio is also used as a credit quality indicator.  The ratio of bankrupt accounts to total principal loan balances outstanding at December 31, 2012 and December 31, 2011 was 2.64% and 2.78%, respectively.

                Nearly our entire loan portfolio consists of small homgeneious consumer loans (of the product types set forth in the table below).

December 31, 2012	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 405,102,125	90.8%	$ 21,240,441	97.3%
Real Estate Loans	20,340,475	4.5	63,148.3
Sales Finance Contracts	20,915,700	4.7	530,993	2.4
Total .....................................	$ 446,358,300	100.0%	$ 21,834,582	100.0%

December 31, 2011

Consumer Loans	$ 373,198,985	89.9%	$ 21,013,407	96.6%
Real Estate Loans	21,782,247	5.3	75,400.4
Sales Finance Contracts	19,739,191	4.8	669,942	3.0
Total .....................................	$ 414,720,423	100.0%	$ 21,758,749	100.0%

                Sales finance contracts are similar to consumer loans in nature of loan product, terms, customer base to whom these products are marketed, factors contributing to risk of loss and historical payment performance, and together with consumer loans, represented approximately 96% and 95% of the Company’s loan portfolio at December 31, 2012 and 2011, respectively.  As a result of these similarities, which have resulted in similar historical performance, consumer loans and sales finance contracts represent substantially all loan losses.  Real estate loans and related losses have historically been insignificant, and, as a result, we do not stratify the loan portfolio for purposes of determining and evaluating our loan loss allowance.  Due to the composition of the loan portfolio, the Company determines and monitors the allowance for loan losses on a collectively evaluated, single portfolio segment basis.  Therefore, a roll forward of the allowance for loan loss activity at the portfolio segment level is the same as at the total portfolio level.  We have not acquired any impaired loans with deteriorating quality during any period reported.  The following table provides additional information on our allowance for loan losses based on a collective evaluation:

	2012	2011	2010
Allowance For Credit Losses:
Beginning Balance	$ 21,360,085	$ 24,110,085	$ 26,610,085
Provision for Loan Losses	22,484,582	19,008,749	20,907,373
Charge-offs	(30,811,295)	(29,848,682)	(30,586,363)
Recoveries	8,976,713	8,089,933	7,178,990
Ending Balance	$ 22,010,085	$ 21,360,085	$ 24,110,085

	2012	2011	2010
Finance receivables:
Ending balance	$446,358,300	$414,720,423	$388,989,224
Ending balance; collectively evaluated for impairment	$ 446,358,300	$ 414,720,423	$ 388,989,224

              Troubled debt restructurings (“TDRs”) represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties.   Loan modifications by the Company involve payment alterations, interest rate concessions and/ or reductions in the amount owed by the customer.  The following table presents a summary of loans that were restructured during the year ended December 31, 2012.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,584	$ 11,280,800	$ 10,256,084
Real Estate Loans	59	455,019	412,226
Sales Finance Contracts	202	484,991	440,703
Total ...............................................	3,845	$ 12,220,810	$ 11,109,013

TDRs that subsequently defaulted during the year ended December 31, 2012 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	583	$1,171,053
Real Estate Loans	3	10,851
Sales Finance Contracts	28	20,617
Total ...............................................	614	$1,202,521

The following table presents a summary of loans that were restructured during the year ended December 31, 2011.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,844	$ 10,009,008	$ 9,007,130
Real Estate Loans	62	411,542	401,625
Sales Finance Contracts	247	445,611	411,778
Total ...............................................	4,153	$ 10,866,161	$ 9,820,533

TDRs that subsequently defaulted during the year ended December 31, 2011 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	643	$ 1,286,829
Real Estate Loans	4	17,534
Sales Finance Contracts	46	66,878
Total ...............................................	693	$ 1,371,241

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for loan losses.

Note 3 - Investment Securities	12 Months Ended
Dec. 31, 2012
Notes
Note 3 - Investment Securities

3.           MARKETABLE DEBT SECURITIES

              Debt securities available for sale are carried at estimated fair market value.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Obligations of states and political subdivisions	$ 88,092,434	$ 2,808,800	$ (145,814)	$ 90,755,420
Corporate securities	130,316	167,957	--	298,273
	$ 88,222,750	$ 2,976,757	$ (145,814)	$ 91,053,693

December 31, 2011

Obligations of states and political subdivisions	$ 67,983,813	$ 2,679,157	$ (13,724)	$ 70,649,246
Corporate securities	130,316	102,772	--	233,088
	$ 68,114,129	$ 2,781,929	$ (13,724)	$ 70,882,334

              Debt securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Obligations of states and political subdivisions	$ 33,237,199	$ 1,212,823	$ (43,744)	$ 34,406,278
December 31, 2011

Obligations of states and political subdivisions	$ 36,780,206	$ 1,312,337	$ (2,823)	$ 38,089,720

              The amortized cost and estimated fair values of marketable debt securities at December 31, 2012, by contractual maturity, are shown below:

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less ..................................	$ 10,888,967	$ 11,200,698	$ 1,494,184	$ 1,504,148
Due after one year through five years ..........	31,229,374	32,796,280	7,512,742	7,790,076
Due after five years through ten years ..........	18,191,187	18,759,628	23,840,203	24,686,954
Due after ten years ..........................................	27,913,222	28,297,087	390,070	425,100
	$ 88,222,750	$ 91,053,693	$ 33,237,199	$ 34,406,278

              The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2012:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 9,789,632	$ 145,814	$ -	$ -	$ 9,789,632	$ 145,814
Total.............................	9,789,632	145,814	-	-	9,789,632	145,814

Held to Maturity:
Obligations of states and political subdivisions	3,321,640	43,744	-	-	3,321,640	43,744
Total.............................	3,321,640	43,744	-	-	3,321,640	43,744

Overall Total ...........................	$ 13,111,272	$ 189,558	$ -	$ -	$ 13,111,272	$ 189,558

              The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2011:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 1,953,623	$ 8,060	$ 1,485,943	$ 5,664	$ 3,439,566	$ 13,724
Total..............................	1,953,623	8,060	1,485,943	5,664	3,439,566	13,724

Held to Maturity:
Obligations of states and political subdivisions	809,137	2,379	753,517	444	1,562,654	2,823
Total..............................	809,137	2,379	753,517	444	1,562,654	2,823

Overall Total ...........................	$ 2,762,760	$ 10,439	$ 2,239,460	$ 6,108	$ 5,002,220	$ 16,547

              The previous two tables represent 19 investments and 8  investments held by the Company at December 31, 2012 and 2011, respectively, the majority of which were rated “A+” or higher.  The unrealized losses on the Company’s investments were the result of interest rate increases over the previous years. The total impairment was less than approximately 1.45% and 0.34% of the fair value of the affected investments at December 31, 2012 and 2011, respectively.  Based on the credit ratings of these investments, along with the consideration of whether the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, the Company does not consider the impairment of these investments to be other-than-temporary at December 31, 2012 and 2011.

              Proceeds from sales of securities during 2012 were $265,977.  Gross gains of $1,296 were realized on these sales.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2012 were $11,399,450.  Gross gains of $7,869 were realized from these redemptions.

              Proceeds from sales of securities during 2011 were $3,085,237.  Gross gains of $24,157 and gross losses of $12,345 were realized on these sales.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2011 were $13,795,000.  Gross gains of $1,231 were realized from these redemptions.

              There were no sales of investments in debt securities available-for-sale or held-to-maturity during 2010.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2010 were $9,254,950.  Gross gains of $5,113 were realized from these redemptions.

Note 4 - Fair Value	12 Months Ended
Dec. 31, 2012
Notes
Note 4 - Fair Value

4.          FAIR VALUE

             FASB ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date  The following fair value hierarchy is used in selecting inputs used to determine the fair value of an asset or liability, with the highest priority given to Level 1, as these are the most transparent or reliable.  A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

                Level 1 -      Quoted prices for identical instruments in active markets.

Level 2 -      Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

Level 3 -      Valuations derived from valuation techniques in which one or more significant inputs are unobservable.

              The Company is responsible for the valuation process and as part of this process may use data from outside sources in establishing fair value.  The Company performs due diligence to understand the inputs or how the data was calculated or derived.  The Company employs a market approach in the valuation of its obligations of states, political subdivisions and municipal revenue bonds that are available-for-sale.  These investments are valued on the basis of current market quotations provided by independent pricing services selected by Management based on the advice of an investment manager.  To determine the value of a particular investment, these independent pricing services may use certain information with respect to market transactions in such investment or comparable investments, various relationships observed in the market between investments, quotations from dealers, and pricing metrics and calculated yield measures based on valuation methodologies commonly employed in the market for such investments.  Quoted prices are subject to our internal price verification procedures.  We validate prices received using a variety of methods, including, but not limited to comparison to other pricing services or corroboration of pricing by reference to independent market data such as a secondary broker.  There was no change in this methodology during any period reported.

             Assets measured at fair value as of December 31, 2012 and 2011 are available-for-sale investment securities which are summarized below:

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	12/31/2012	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$ 298,273	$ 298,273	$ --	$ --
Obligations of states and political subdivisions	90,755,420	--	90,755,420	--
Available-for-sale investment securities ......................	$ 91,053,693	$ 298,273	$ 90,755,420	$ --

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	12/31/2011	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$ 233,088	$ 233,088	$ --	$ --
Obligations of states and political subdivisions	70,649,246	--	70,649,246	--
Available-for-sale investment securities ......................	$70,882,334	$ 233,088	$ 70,649,246	$ --

5. Insurance Subsidiary Restrictions	12 Months Ended
Dec. 31, 2012
Notes
5. Insurance Subsidiary Restrictions

5.          INSURANCE SUBSIDIARY RESTRICTIONS

             As of December 31, 2012 and 2011, respectively, 83% and 92% the Company's cash and cash equivalents and investment securities were maintained in the Company’s insurance subsidiaries.  State insurance regulations limit the types of investments an insurance company may hold in its portfolio.  These limitations specify types of eligible investments, quality of investments and the percentage a particular investment may constitute of an insurance company’s portfolio.

             Dividend payments to the Company by its wholly owned insurance subsidiaries are subject to annual limitations and are restricted to the greater of 10% of statutory surplus or statutory earnings before recognizing realized investment gains of the individual insurance subsidiaries, unless prior approval is obtained from the Georgia Insurance Commissioner.  At December 31, 2012, Frandisco Property and Casualty Insurance Company and Frandisco Life Insurance Company had a statutory surplus of $51.2 million and $51.4 million, respectively.  The maximum aggregate amount of dividends these subsidiaries could pay to the Company during 2012, without prior approval of the Georgia Insurance Commissioner, was approximately $9.3 million.  In April 2012, the Company filed a request with the Georgia Insurance Department for the insurance subsidiaries to be eligible to pay up to $45.0 million in additional extraordinary dividends during 2012.  Management requested the approval to ensure the availability of additional liquidity for the Company due to the continuing uncertainties in the economy.  In July 2012, the request was approved.  The Company elected not to pay any dividends from the insurance subsidiaries during the three year period ended December 31, 2012.

6. Senior Debt	12 Months Ended
Dec. 31, 2012
Notes
6. Senior Debt

6.          SENIOR DEBT

             Effective September 11, 2009, the Company entered into a credit facility with Wells Fargo Preferred Capital, Inc.  As amended to date, the credit agreement provides for borrowings of up to $100.0 million, subject to certain limitations, and all borrowings are secured by the finance receivables of the Company.  The credit agreement contains covenants customary for financing transactions of this type.  Available borrowings under the credit agreement were $100.0 million at December 31, 2012 and 2011, at an interest rate of 3.75%.

             Available but unborrowed amounts under the credit agreement are subject to a periodic unused line fee of .50%.  The interest rate under the credit agreement is equivalent to the greater of (a) .75% per annum plus 300 basis points or (b) the three month London Interbank Offered Rate (the “LIBOR Rate”) plus 300 basis points.  The LIBOR Rate is adjusted on the first day of each calendar month based upon the LIBOR Rate as of the last day of the preceding calendar month.

             The Credit Agreement has a commitment termination date of September 11, 2014.  Any then- outstanding balance under the Credit Agreement would be due and payable on such date.  The lender also may terminate the agreement upon the violation of any of the financial ratio requirements or covenants contained in the Credit Agreement or if the financial condition of the Company becomes unsatisfactory to the lender, according to standards set forth in the Credit Agreement.  Such financial ratio requirements include a minimum equity requirement, an interest expense coverage ratio and a minimum debt to equity ratio, among others.  At December 31, 2012, the Company was in compliance with all covenants.

             At December 31, 2012 and 2011, the Company had no borrowings under the credit agreement.

             The Company’s Senior Demand Notes are unsecured obligations which are payable on demand. The interest rate payable on any Senior Demand Note is a variable rate, compounded daily, established from time to time by the Company.

             Commercial paper is issued by the Company only to qualified investors, in amounts in excess of $50,000, with maturities of less than 270 days and at interest rates that the Company believes are competitive in its market.

             Additional data related to the Company's senior debt is as follows:

	Weighted
	Average	Maximum	Average	Weighted
	Interest	Amount	Amount	Average
Year Ended	Rate at end	Outstanding	Outstanding	Interest Rate
December 31	of Year	During Year	During Year	During Year
	(In thousands, except % data)

2012:
Bank .........................................	3.75%	$ 45	$ 1	3.75%
Senior Demand Notes ............	1.97%	50,033	46,261	2.01%
Commercial Paper ..................	3.74%	225,861	214,214	3.91%
All Categories .................	3.42%	321,246	260,476	3.79%

2011:
Bank .........................................	3.75%	$ 2,925	$ 60	3.75%
Senior Demand Notes ............	2.12%	47,607	43,089	2.10%
Commercial Paper ..................	3.95%	197,194	185,120	4.25%
All Categories .................	3.60%	244,439	228,269	4.08%

2010:
Bank .........................................	3.75%	$ 16,912	$ 1,472	3.75%
Senior Demand Notes ............	2.11%	42,031	41,502	2.16%
Commercial Paper ..................	4.45%	167,200	145,820	4.86%
All Categories .................	3.99%	208,492	188,794	4.27%

7. Subordinated Debt	12 Months Ended
Dec. 31, 2012
Notes
7. Subordinated Debt

7.           SUBORDINATED DEBT

             The payment of the principal and interest on the Company’s subordinated debt is subordinate and junior in right of payment to all unsubordinated indebtedness of the Company.

             Subordinated debt consists of Variable Rate Subordinated Debentures issued from time to time by the Company, and which mature four years after their date of issue.  The maturity date is automatically extended for an additional four year term unless the holder or the Company redeems the debenture on its original maturity date or within any applicable grace period thereafter.  The debentures are offered and sold in various minimum purchase amounts with varying interest rates as established from time to time by the Company and interest adjustment periods for each respective minimum purchase amount. Interest rates on the debentures automatically adjust at the end of each adjustment period.  The debentures may also be redeemed by the holder at the applicable interest adjustment date or within any applicable grace period thereafter without penalty.  Redemptions at any other time are at the discretion of the Company and are subject to a penalty. The Company may redeem the debentures for a price equal to 100% of the principal plus accrued but unpaid interest upon 30 days’ notice to the holder.

             Interest rate information on the Company’s subordinated debt at December 31 is as follows:

Weighted Average Interest Rate at			Weighted Average Interest Rate
End of Year			During Year

2012	2011	2010	2012	2011	2010

3.32%	3.54%	4.68%	3.30%	4.10%	5.20%

Maturity and redemption information relating to the Company's subordinated debt at December 31, 2012 is as follows:

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2013 ....................................	$ 8,567,940	$ 29,724,487
2014 ....................................	9,687,118	8,685,172
2015 ....................................	11,660,446	3,107,054
2016 ....................................	13,002,472	1,401,263
	$ 42,917,976	$ 42,917,976

8. Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Notes
8. Commitments and Contingencies

8.          COMMITMENTS AND CONTINGENCIES

             The Company's operations are carried on in locations which are occupied under operating lease agreements.  These lease agreements usually provide for a lease term of five years with the Company holding a renewal option for an additional five years.  Total operating lease expense was $5,218,119, $5,010,851 and $4,766,642 for the years ended December 31, 2012, 2011 and 2010, respectively.  The Company’s minimum aggregate lease commitments at December 31, 2012 are shown in the table below.

Year	Operating Leases

2013	$ 4,943,384
2014	3,725,107
2015	3,013,849
2016	1,784,965
2017	804,150
2018 and beyond	22,649
Total	$ 14,294,104

             The Company is involved in various claims and lawsuits incidental to its business from time to time.  In the opinion of Management, the ultimate resolution of any such known claims and lawsuits will not have a material effect on the Company's financial position, liquidity or results of operations.

9. Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Notes
9. Employee Benefit Plans

9.          EMPLOYEE BENEFIT PLANS

             The Company maintains a 401(k) plan, which was qualified under Section 401(a) and Section 401(k) of the Internal Revenue Code of 1986 (the “Code”), as amended, to cover employees of the Company.

             Any employee who is 18 years of age or older is eligible to participate in the 401(k) plan on the first day of the month following the completion of one complete calendar month of continuous employment and the Company begins matching up to 4.50% of an employee’s deferred contribution, up to 6.00% of their total compensation.  During 2012, 2011 and 2010, the Company contributed $1,473,961, $1,371,469 and $1,255,394, respectively, in matching funds for employee 401(k) deferred accounts.

             The Company also maintains a non-qualified deferred compensation plan for employees who receive compensation in excess of the amount provided in Section 401(a)(17) of the Code, as said amount may be adjusted from time to time in accordance with the Code.

10. Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes
10. Related Party Transactions

10.        RELATED PARTY TRANSACTIONS

             The Company leases a portion of its properties (see Note 8) for an aggregate of $156,600 per year from certain officers or stockholders.

             The Company has an outstanding loan to a real estate development partnership of which one of the Company’s beneficial owners (David W. Cheek) is a partner.  David Cheek (son of Ben F. Cheek, III) owns 10.59% of the Company’s voting stock.  The balance on this commercial loan (including principal and accrued interest) was $1,352,952 at December 31, 2012.  This was the maximum loan amount outstanding during the year.  The loan is a variable-rate loan with the interest based on the prime rate plus 1%. The interest rate adjusts whenever the prime rate changes.

             Effective September 23, 1995, the Company entered into a Split-Dollar Life Insurance Agreement with the Trustee of an executive officer’s irrevocable life insurance trust.  The life insurance policy insures one of the Company’s executive officers.  As a result of certain changes in tax regulations relating to split-dollar life insurance policies, the agreement was amended effectively making the premium payments a loan to the Trust.  The interest on the loan is a variable rate adjusting monthly based on the federal mid-term Applicable Federal Rate.  A payment of $2,679 for interest accrued during 2012 was applied to the loan on December 31, 2012.  No principal payments on this loan were made in 2012.  The balance on this loan at December 31, 2012 was $299,062.  This was the maximum loan amount outstanding during the year.

11. Income Taxes	12 Months Ended
Dec. 31, 2012
Notes
11. Income Taxes

11.        INCOME TAXES

             The Company has elected to be treated as an S corporation for income tax reporting purposes.  The taxable income or loss of an S corporation is treated as income of and is reportable in the individual tax returns of the shareholders of the company in an appropriate allocation.  Accordingly, deferred income tax assets and liabilities have been eliminated and no provisions for current and deferred income taxes were made by the Company except for amounts attributable to state income taxes for the state of Louisiana, which does not recognize S corporation status for income tax reporting purposes.  Deferred income tax assets and liabilities will continue to be recognized and provisions for current and deferred income taxes will be made by the Company’s subsidiaries as they are not permitted to be treated as S Corporations.

             The provision for income taxes for the years ended December 31, 2012, 2011 and 2010 is made up of the following components:

	2012	2011	2010

Current – Federal ............................................	$ 3,653,739	$ 3,077,083	$ 2,457,099
Current – State ................................................	7,700	4,500	10,214
Total Current ..............................................	3,661,439	3,081,583	2,467,313

Deferred – Federal ..........................................	252,359	24,348	272,131

Total Provision ....................................	$ 3,913,798	$ 3,105,931	$ 2,739,444

              Temporary differences create deferred federal tax assets and liabilities, which are detailed below for December 31, 2012 and 2011.  These amounts are included in accounts payable and accrued expenses in the accompanying consolidated statements of financial position.

	Deferred Tax Assets (Liabilities)

	2012	2011
Insurance Commissions ................................	$ (5,376,504)	$ (4,996,555)
Unearned Premium Reserves ........................	2,001,212	1,867,608
Unrealized Gain on
Marketable Debt Securities .......................	(732,325)	(631,466)
Other ................................................................	(89,741)	(113,557)
	$ (4,197,358)	$ (3,873.970)

          The Company's effective tax rate for the years ended December 31, 2012, 2011 and 2010 is analyzed as follows.  Rates were lower than statutory federal income tax rates mainly due to taxable income at the S corporation level being passed to the shareholders of the Company for tax reporting, whereas income earned by the insurance subsidiaries was taxed at the corporate level.

	2012	2011	2010
Statutory Federal income tax rate .................	34.0%	34.0%	34.0%
Net tax effect of IRS regulations
on life insurance subsidiary .....................	-	(1.5)	(2.3)
Tax effect of S corporation status .................	(20.7)	(20.5)	(17.0)
Tax exempt income ........................................	(2.6)	(2.4)	(3.0)
Effective Tax Rate ...................................	10.7%	9.6%	11.7%

12. Segment Financial Information	12 Months Ended
Dec. 31, 2012
Notes
12. Segment Financial Information:

12.       SEGMENT FINANCIAL INFORMATION:

            The Company discloses segment information in accordance with FASB ASC 280.  FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance.

            On and prior to December 31, 2010, the Company had six reportable segments: Division I through Division V and Division VII.  Each segment was comprised of a number of branch offices that are aggregated based on vice president responsibility and geographical location.  Division I was comprised of offices located in South Carolina.  Division II was comprised of offices in North Georgia, Division III encompassed Central and South Georgia offices, and Division VII was comprised of offices in West Georgia.  Division IV represents our Alabama and Tennessee offices, and our offices in Louisiana and Mississippi encompass Division V.  Division VI is reserved for future use.  Effective January 1, 2011, Management realigned offices in Division VII between Division II and Division III.  Division VII is no longer a reportable segment.  Segment reporting for 2010 has been reclassified to conform to the new alignment, with no changes to consolidated results.

            Accounting policies of the segments are the same as those of the Company described in the summary of significant accounting policies.  Performance is measured based on objectives set at the beginning of each year and include various factors such as segment profit, growth in earning assets and delinquency and loan loss management.  All segment revenues result from transactions with third parties.  The Company does not allocate income taxes or corporate headquarter expenses to the segments.

            Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2012 followed by a reconciliation to consolidated Company data.

Year 2012 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 17.8	$ 26.7	$ 26.4	$ 26.6	$ 21.9	$ 119.4
Insurance Income .....................	3.2	10.9	10.2	2.8	5.4	32.5
Other .......................................	.1	2.0	1.9	3.8	1.8	9.6
	21.1	39.6	38.5	33.2	29.1	161.5
Expenses:
Interest Cost ..............................	1.4	2.8	2.8	2.6	1.8	11.4
Provision for Loan Losses .......	3.0	4.8	5.2	4.9	3.9	21.8
Depreciation ..............................	.4	.5	.5	.5	.4	2.3
Other .......................................	9.1	12.3	13.0	11.6	11.7	57.7
	13.9	20.4	21.5	19.6	17.8	93.2

Segment Profit ...............................	$ 7.2	$ 19.2	$ 17.0	$ 13.6	$ 11.3	$ 68.3

Segment Assets:
Net Receivables .........................	$ 46.8	$ 92.4	$ 90.5	$ 87.9	$ 62.1	$379.7
Cash .......................................	.3	.6	.8	.6	.6	2.9
Net Fixed Assets .......................	1.3	1.4	1.2	1.3	1.2	6.4
Other Assets ..............................	.0	.1	.0	.2	.1	.4
Total Segment Assets .........	$ 48.4	$ 94.5	$ 92.5	$ 90.0	$ 64.0	$389.4

RECONCILIATION:	2012 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 161.6
Corporate finance charges earned not allocated to segments .........................................................................................	(.1)
Reclassification of insurance expense against insurance income ..................................................................................	3.4
Timing difference of insurance income allocation to segments .......................................................................................	7.7
Other revenues not allocated to segments .........................................................................................................................	.1
Consolidated Revenues ..................................................................................................................................................	$172.7

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 68.3
Corporate earnings not allocated ........................................................................................................................................	11.1
Corporate expenses not allocated .......................................................................................................................................	(42.8)
Income taxes not allocated ...................................................................................................................................................	(3.9)
Consolidated Net Income ...............................................................................................................................................	$ 32.7

Assets:
Total assets for reportable segments ...................................................................................................................................	$389.4
Loans held at corporate level ...............................................................................................................................................	1.9
Unearned insurance at corporate level ...............................................................................................................................	(16.0)
Allowance for loan losses at corporate level ......................................................................................................................	(22.0)
Cash and cash equivalents held at corporate level ...........................................................................................................	30.0
Investment securities at corporate level ..............................................................................................................................	124.3
Fixed assets at corporate level .............................................................................................................................................	2.6
Other assets at corporate level .............................................................................................................................................	8.1
Consolidated Assets .......................................................................................................................................................	$518.3

            Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2011 followed by a reconciliation to consolidated Company data.

Year 2011 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 16.0	$ 25.0	$ 25.5	$ 23.0	$ 19.3	$ 108.8
Insurance Income .....................	2.8	9.7	9.5	4.7	4.8	31.5
Other .......................................	.1	2.0	1.8	1.1	1.6	6.6
	18.9	36.7	36.8	28.8	25.7	146.9
Expenses:
Interest Cost ..............................	1.3	2.9	3.0	2.6	1.8	11.6
Provision for Loan Losses .......	3.3	5.1	5.9	4.1	3.4	21.8
Depreciation ..............................	.4	.5	.5	.5	.4	2.3
Other .......................................	8.5	11.9	12.5	11.1	10.6	54.6
	13.5	20.4	21.9	18.3	16.2	90.3

Segment Profit ...............................	$ 5.4	$ 16.3	$ 14.9	$ 10.5	$ 9.5	$ 56.6

Segment Assets:
Net Receivables .........................	$ 40.4	$ 87.3	$ 88.2	$ 80.2	$ 56.2	$352.3
Cash .......................................	.4	.8	.9	.6	.7	3.4
Net Fixed Assets .......................	1.0	1.6	1.5	1.6	1.1	6.8
Other Assets ..............................	.0	.1	.0	.1	.1	.3
Total Segment Assets .........	$ 41.8	$ 89.8	$ 90.6	$ 82.5	$ 58.1	$362.8

RECONCILIATION:	2011 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 146.9
Corporate finance charges earned not allocated to segments .........................................................................................	.1
Reclassification of insurance expense against insurance income ..................................................................................	2.9
Timing difference of insurance income allocation to segments .......................................................................................	7.9
Other revenues not allocated to segments .........................................................................................................................	.1
Consolidated Revenues ..................................................................................................................................................	$157.9

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 56.6
Corporate earnings not allocated ........................................................................................................................................	10.9
Corporate expenses not allocated .......................................................................................................................................	(35.3)
Income taxes not allocated ...................................................................................................................................................	(3.1)
Consolidated Net Income ...............................................................................................................................................	$ 29.1

Assets:
Total assets for reportable segments ...................................................................................................................................	$362.8
Loans held at corporate level ...............................................................................................................................................	2.2
Unearned insurance at corporate level ...............................................................................................................................	(15.2)
Allowance for loan losses at corporate level ......................................................................................................................	(21.4)
Cash and cash equivalents held at corporate level ...........................................................................................................	18.5
Investment securities at corporate level ..............................................................................................................................	107.7
Fixed assets at corporate level .............................................................................................................................................	2.6
Other assets at corporate level .............................................................................................................................................	7.7
Consolidated Assets .......................................................................................................................................................	$464.9

            Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2010 followed by a reconciliation to consolidated Company data.

Year 2010 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 14.8	$ 23.1	$ 24.5	$ 20.9	$ 17.1	$100.4
Insurance Income .....................	2.7	8.6	9.2	4.4	4.3	29.2
Other .......................................	.1	1.7	1.6	.9	1.3	5.6
	17.6	33.4	35.3	26.2	22.7	135.2
Expenses:
Interest Cost ..............................	1.4	3.2	3.3	2.6	1.8	12.3
Provision for Loan Losses .......	3.0	5.6	6.1	5.3	3.6	23.6
Depreciation ..............................	.4	.5	.4	.5	.3	2.1
Other .......................................	8.2	11.7	12.5	10.4	9.9	52.7
	13.0	21.0	22.3	18.8	15.6	90.7

Segment Profit ...............................	$ 4.6	$ 12.4	$ 13.0	$ 7.4	$ 7.1	$ 44.5

Segment Assets:
Net Receivables .........................	$ 39.6	$ 82.8	$ 86.3	$ 72.4	$ 50.2	$331.3
Cash .......................................	.3	.6	.8	.5	.4	2.6
Net Fixed Assets .......................	.7	.9	.8	1.3	.7	4.4
Other Assets ..............................	.0	.1	.1	.2	.1	.5
Total Segment Assets .........	$ 40.6	$ 84.4	$ 88.0	$ 74.4	$ 51.4	$338.8

RECONCILIATION:	2010 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 135.2
Corporate finance charges earned not allocated to segments .........................................................................................	.1
Reclassification of insurance expense against insurance income ..................................................................................	2.7
Timing difference of insurance income allocation to segments .......................................................................................	7.3
Other revenues not allocated to segments .........................................................................................................................	.2
Consolidated Revenues ..................................................................................................................................................	$145.5

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 44.5
Corporate earnings not allocated ........................................................................................................................................	10.2
Corporate expenses not allocated .......................................................................................................................................	(31.3)
Income taxes not allocated ...................................................................................................................................................	(2.7)
Consolidated Net Income ...............................................................................................................................................	$ 20.7

Assets:
Total assets for reportable segments ...................................................................................................................................	$338.8
Loans held at corporate level ...............................................................................................................................................	1.7
Unearned insurance at corporate level ...............................................................................................................................	(13.9)
Allowance for loan losses at corporate level ......................................................................................................................	(24.1)
Cash and cash equivalents held at corporate level ...........................................................................................................	31.8
Investment securities at corporate level ..............................................................................................................................	78.2
Fixed assets at corporate level .............................................................................................................................................	2.3
Other assets at corporate level .............................................................................................................................................	7.3
Consolidated Assets .......................................................................................................................................................	$422.1

1. Summary of Significant Accounting Policies: Business (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Business:

Business:

              1st Franklin Financial Corporation (the "Company") is a consumer finance company which originates and services direct cash loans, real estate loans and sales finance contracts through 266 branch offices located throughout the southeastern United States.  In addition to this business, the Company writes credit insurance when requested by its loan customers as an agent for a non-affiliated insurance company specializing in such insurance.  Two of the Company's wholly owned subsidiaries, Frandisco Life Insurance Company and Frandisco Property and Casualty Insurance Company, reinsure the credit life, the credit accident and health and the credit property insurance so written.

1. Summary of Significant Accounting Policies: Basis of Consolidation (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Basis of Consolidation:

Basis of Consolidation:

              The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Inter-company accounts and transactions have been eliminated.

1. Summary of Significant Accounting Policies: Fair Values of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Fair Values of Financial Instruments:

Fair Values of Financial Instruments:

              The following methods and assumptions are used by the Company in estimating fair values for financial instruments:

              Cash and Cash Equivalents.  Cash includes cash on hand and with banks.  Cash equivalents are short-term highly liquid investments with original maturities of three months or less.  The carrying value of cash and cash equivalents approximates fair value due to the relatively short period of time between the origination of the instruments and their expected realization.  Cash and cash equivalents are classified as a Level 1 financial asset.

              Loans.  The fair value of the Company's direct cash loans and sales finance contracts approximate the carrying value since the estimated life, assuming prepayments, is short-term in nature.  The fair value of the Company's real estate loans approximate the carrying value since the interest rate charged by the Company approximates market rates.  Loans are classified as a Level 3 financial asset.

              Marketable Debt Securities.  The fair value of marketable debt securities is based on quoted market prices.  If a quoted market price is not available, fair value is estimated using market prices for similar securities.  Held-to-maturity marketable debt securities are classified as Level 2 financial assets.  See additional information below regarding fair value under ASC NO. 820.  See table below for fair value  measurement of available-for-sale marketable debt securities.  See Note 3 for the fair value of marketable debt securities and Note 4 for information related to how these securities are valued.

              Senior Debt.  The carrying value of the Company's senior debt securities approximate fair value due to the relatively short period of time between the origination of the instruments and their expected payment.  Senior debt securities are classified as a Level 2 liability.

              Subordinated Debt.  The carrying value of the Company's subordinated debt approximates fair value due to the re-pricing frequency of the securities.  Subordinated debt securities are classified as a Level 2 financial liability.

1. Summary of Significant Accounting Policies: Use of Estimates (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Use of Estimates:

Use of Estimates:

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could vary from these estimates.

1. Summary of Significant Accounting Policies: Income Recognition (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Income Recognition:

Income Recognition:

              Accounting principles generally accepted in the United States of America require that an interest yield method be used to calculate the income recognized on accounts which have precomputed charges.  An interest yield method is used by the Company on each individual account with precomputed charges to calculate income for those on-going accounts, however, state regulations often allow interest refunds to be made according to the “Rule of 78's” method for payoffs and renewals.  Since the majority of the Company's accounts with precomputed charges are repaid or renewed prior to maturity, the result is that most of the accounts with precomputed charges effectively yield on a Rule of 78's basis.

              Precomputed finance charges are included in the gross amount of certain direct cash loans, sales finance contracts and certain real estate loans.  These precomputed charges are deferred and recognized as income on an accrual basis using the effective interest method.  Some other cash loans and real estate loans, which do not have precomputed charges, have income recognized on a simple interest accrual basis.  Any loan which becomes 60 days or more past due, based on original contractual term, is placed in a non-accrual status.  When a loan is placed in non-accrual status, income accruals are discontinued.  Accrued income prior to the date an account becomes 60 days or more past due is not reversed.  Income on loans in non-accrual status is earned only if payments are received.  A loan in nonaccrual status is restored to accrual status when it becomes less than 60 days past due.

              Loan fees and origination costs are deferred and recognized as an adjustment to the loan yield over the contractual life of the related loan.

              The property and casualty credit insurance policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company’s property and casualty insurance subsidiary.  The premiums are deferred and earned over the period of insurance coverage using the pro-rata method or the effective yield method, depending on whether the amount of insurance coverage generally remains level or declines.

              The credit life and accident and health policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company’s life insurance subsidiary.  The premiums are deferred and earned using the pro-rata method for level-term life policies and the effective yield method for decreasing-term life policies.  Premiums on accident and health policies are earned based on an average of the pro-rata method and the effective yield method.

              Claims of the insurance subsidiaries are expensed as incurred and reserves are established for incurred but not reported (IBNR) claims.  Reserves for claims totaled $1,340,003 and $1,324,591 at December 31, 2012 and 2011, respectively, and are included in unearned insurance premiums on the consolidated statements of financial position.

              Policy acquisition costs of the insurance subsidiaries are deferred and amortized to expense over the life of the policies on the same methods used to recognize premium income.

              The primary revenue category included in other revenue relates to commissions earned by the Company on sales of auto club memberships. Commissions received from the sale of auto club memberships are earned at the time the membership is sold.  The Company sells the memberships as an agent for a third party.  The Company has no further obligations after the date of sale as all claims for benefits are paid and administered by the third party.

1. Summary of Significant Accounting Policies: Depreciation and Amortization (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Depreciation and Amortization:

Depreciation and Amortization:

              Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years.  Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease.  Depreciation and amortization expense for each of the three years ended December 31, 2012 was $2,716,463, $2,586,017 and $2,465,829, respectively.

1. Summary of Significant Accounting Policies: Restricted Cash (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Restricted Cash:

Restricted Cash:

              At December 31, 2012 and 2011, the Company had cash of $4,676,830 and $5,568,529, respectively, held in restricted accounts at its insurance subsidiaries in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements.  During 2012 and 2011, restricted cash also included escrow deposits held by the Company on behalf of certain mortgage real estate customers.

1. Summary of Significant Accounting Policies: Impairment of Long-lived Assets (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Impairment of Long-lived Assets:

Impairment of Long-Lived Assets:

              The Company annually evaluates whether events and circumstances have occurred or triggering events have occurred that indicate the carrying amount of property and equipment may warrant revision or may not be recoverable.  When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the recoverability by determining whether the carrying value of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition.  Based on Management’s evaluation, there has been no impairment of carrying value of the long-lived assets, including property and equipment at December 31, 2012 and 2011.

1. Summary of Significant Accounting Policies: Income Taxes (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Income Taxes:

Income Taxes:

              The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Codification (“ASC”) 740-10.  FASB ASC 740-10 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits.  Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.  FASB ASC 740-10 also provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  At December 31, 2012, the Company had no uncertain tax positions.

              The Company’s insurance subsidiaries are treated as taxable entities and income taxes are provided for where applicable (Note 11).  No provision for income taxes has been made by the Company since it has elected to be treated as an S Corporation for income tax reporting purposes. However, the state of Louisiana does not recognize S Corporation status, and the Company has accrued amounts necessary to pay the required income taxes in such state.

1. Summary of Significant Accounting Policies: Collateral Held For Resale (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Collateral Held For Resale:

Collateral Held for Resale:

              When the Company takes possession of the collateral which secures a loan, the collateral is recorded at the lower of its estimated resale value or the loan balance.  Any losses incurred at that time are charged against the Allowance for Loan Losses.

1. Summary of Significant Accounting Policies: Marketable Debt Securities (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Marketable Debt Securities:

Marketable Debt Securities:

              Management has designated a significant portion of the Company’s marketable debt securities held in the Company's investment portfolio at December 31, 2012 and 2011 as being available-for-sale.  This portion of the investment portfolio is reported at fair value with unrealized gains and losses excluded from earnings and reported, net of taxes, in accumulated other comprehensive income, which is a separate component of stockholders' equity.  Gains and losses on sales of securities available-for-sale are determined based on the specific identification method.  The remainder of the investment portfolio is carried at amortized cost and designated as held-to-maturity as Management has both the ability and intent to hold these securities to maturity.

1. Summary of Significant Accounting Policies: Earnings Per Share Information (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Earnings Per Share Information:	Earnings per Share Information: The Company has no contingently issuable common shares, thus basic and diluted per share amounts are the same.

1. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

              In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-8, “Intangibles – Goodwill and Other,” regarding the testing of goodwill for impairment.  The guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized if applicable.  Based on the qualitative assessment, if a company determines that the fair value of a reporting unit is more than the carrying amount, the two-step goodwill impairment test is not required.  The Company adopted this new guidance effective January 1, 2012.  The adoption of the guidance did not have a material impact on the Company’s consolidated financial statements.

             In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income”.  ASU 211-05 requires entities to present comprehensive income in one continuous statement or in two separate but consecutive statements presenting the components of net income and its total, the components of other comprehensive income and its total, and total comprehensive income.  The ASU was effective for interim and annual periods beginning after December 31, 2011.  The Company adopted this new guidance effective January 1, 2012 and there was no material impact on the consolidated financial statements.

             In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurements, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).  The guidance was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and IFRS.  The guidance changed certain fair value measurement principles and expanded disclosure requirements, particularly for assets valued using Level 3 fair value measurements.  The ASU was effective for interim and annual periods beginning after December 31, 2011.  The Company adopted this guidance effective January 1, 2012 and there was no material impact on the Company's consolidated financial statements.

             In April 2011, the FASB issued ASU No. 2011-02, to clarify the guidance for troubled debt restructurings (“TDRs”).  This ASU clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties, such as:

·          Creditors cannot assume that debt extensions at or above a borrower’s original contractual rate do not constitute troubled debt restructurings;

·          If a borrower doesn’t have access to funds at a market rate for debt with characteristics similar to the restructured debt, that may indicate that the creditor has granted a concession; and

·          A borrower that is not currently in default may still be considered to be experiencing financial difficulty when payment default is considered “probable in the foreseeable future.”

The guidance was effective beginning with disclosures for the Company’s quarter ended September 30, 2011 and was applied retrospectively to restructurings occurring on or after January 1, 2011.  The adoption of the required disclosures did not have a material impact on the Company’s consolidated financial statements.  See Note 2 for disclosure of TDRs.

             In February 2013, the FASB issued ASU 2013-02, "Reporting Out of Accumulated Other Comprehensive Income".  The guidance adds new disclosure requirements for items reclassified out of accumulated other comprehensive income.  This update requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification.  If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information.  This update is effective for the Company beginning in the first quarter of 2013 and its adoption is not expected to have a material impact on the consolidated financial statements.

2. Loans: Loans Receivable, Nonaccrual status policy (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Loans Receivable, Nonaccrual status policy

When a loan becomes 60 days or more past due based on its original terms, it is placed in nonaccrual status.  At this time, the accrual of any additional finance charges is discontinued.  Finance charges are then only recognized to the extent there is a loan payment received or until the account qualifies for return to accrual status.  Nonaccrual loans return to accrual status when the loan becomes less than 60 days past due.

2. Loans: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2013	67.85%	19.05%	64.01%
2014	26.67	17.13	26.95
2015	4.61	14.75	7.35
2016	.64	11.84	1.40
2017	.11	9.36	.17
2018 & beyond	.12	27.87	.12
	100.00%	100.00%	100.00%

2. Loans: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Principal balances on non-accrual loans
Loan Class	December 31, 2012	December 31, 2011

Consumer Loans	$ 31,936,076	$ 28,122,772
Real Estate Loans	1,113,624	1,086,580
Sales Finance Contracts	862,952	981,321
Total	$ 33,912,652	$ 30,190,673

2. Loans: Past Due Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Past Due Financing Receivables

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 11,265,415	$ 5,928,748	$ 12,984,546	$ 30,178,709
Real Estate Loans	479,103	201,442	603,585	1,284,130
Sales Finance Contracts	455,619	208,323	389,533	1,053,475
Total ...................................	$ 12,200,137	$ 6,338,513	$ 13,977,664	$ 32,516,314
December 31, 2011

Consumer Loans	$ 9,981,262	$ 5,711,530	$ 11,911,170	$ 27,603,962
Real Estate Loans	455,781	114,885	655,667	1,226,333
Sales Finance Contracts	370,283	204,383	492,427	1,067,093
Total ...................................	$ 10,807,326	$ 6,030,798	$ 13,059,264	$ 29,897,388

2. Loans: Schedule of Loans and Financing Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Loans and Financing Receivable

December 31, 2012	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 405,102,125	90.8%	$ 21,240,441	97.3%
Real Estate Loans	20,340,475	4.5	63,148.3
Sales Finance Contracts	20,915,700	4.7	530,993	2.4
Total .....................................	$ 446,358,300	100.0%	$ 21,834,582	100.0%

December 31, 2011

Consumer Loans	$ 373,198,985	89.9%	$ 21,013,407	96.6%
Real Estate Loans	21,782,247	5.3	75,400.4
Sales Finance Contracts	19,739,191	4.8	669,942	3.0
Total .....................................	$ 414,720,423	100.0%	$ 21,758,749	100.0%

2. Loans: Allowance for Credit Losses on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	2012	2011	2010
Allowance For Credit Losses:
Beginning Balance	$ 21,360,085	$ 24,110,085	$ 26,610,085
Provision for Loan Losses	22,484,582	19,008,749	20,907,373
Charge-offs	(30,811,295)	(29,848,682)	(30,586,363)
Recoveries	8,976,713	8,089,933	7,178,990
Ending Balance	$ 22,010,085	$ 21,360,085	$ 24,110,085

	2012	2011	2010
Finance receivables:
Ending balance	$446,358,300	$414,720,423	$388,989,224
Ending balance; collectively evaluated for impairment	$ 446,358,300	$ 414,720,423	$ 388,989,224

2. Loans: Troubled Debt Restructurings on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,584	$ 11,280,800	$ 10,256,084
Real Estate Loans	59	455,019	412,226
Sales Finance Contracts	202	484,991	440,703
Total ...............................................	3,845	$ 12,220,810	$ 11,109,013

TDRs that subsequently defaulted during the year ended December 31, 2012 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	583	$1,171,053
Real Estate Loans	3	10,851
Sales Finance Contracts	28	20,617
Total ...............................................	614	$1,202,521

The following table presents a summary of loans that were restructured during the year ended December 31, 2011.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,844	$ 10,009,008	$ 9,007,130
Real Estate Loans	62	411,542	401,625
Sales Finance Contracts	247	445,611	411,778
Total ...............................................	4,153	$ 10,866,161	$ 9,820,533

TDRs that subsequently defaulted during the year ended December 31, 2011 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	643	$ 1,286,829
Real Estate Loans	4	17,534
Sales Finance Contracts	46	66,878
Total ...............................................	693	$ 1,371,241

Note 3 - Investment Securities: Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Available-for-sale Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Obligations of states and political subdivisions	$ 88,092,434	$ 2,808,800	$ (145,814)	$ 90,755,420
Corporate securities	130,316	167,957	--	298,273
	$ 88,222,750	$ 2,976,757	$ (145,814)	$ 91,053,693

December 31, 2011

Obligations of states and political subdivisions	$ 67,983,813	$ 2,679,157	$ (13,724)	$ 70,649,246
Corporate securities	130,316	102,772	--	233,088
	$ 68,114,129	$ 2,781,929	$ (13,724)	$ 70,882,334

Note 3 - Investment Securities: Held-to-maturity Securities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Held-to-maturity Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Obligations of states and political subdivisions	$ 33,237,199	$ 1,212,823	$ (43,744)	$ 34,406,278
December 31, 2011

Obligations of states and political subdivisions	$ 36,780,206	$ 1,312,337	$ (2,823)	$ 38,089,720

Note 3 - Investment Securities: Investments Classified by Contractual Maturity Date (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Investments Classified by Contractual Maturity Date

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less ..................................	$ 10,888,967	$ 11,200,698	$ 1,494,184	$ 1,504,148
Due after one year through five years ..........	31,229,374	32,796,280	7,512,742	7,790,076
Due after five years through ten years ..........	18,191,187	18,759,628	23,840,203	24,686,954
Due after ten years ..........................................	27,913,222	28,297,087	390,070	425,100
	$ 88,222,750	$ 91,053,693	$ 33,237,199	$ 34,406,278

Note 3 - Investment Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Investment Securities, Fair Value and Unrealized Losses

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 9,789,632	$ 145,814	$ -	$ -	$ 9,789,632	$ 145,814
Total.............................	9,789,632	145,814	-	-	9,789,632	145,814

Held to Maturity:
Obligations of states and political subdivisions	3,321,640	43,744	-	-	3,321,640	43,744
Total.............................	3,321,640	43,744	-	-	3,321,640	43,744

Overall Total ...........................	$ 13,111,272	$ 189,558	$ -	$ -	$ 13,111,272	$ 189,558

              The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2011:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 1,953,623	$ 8,060	$ 1,485,943	$ 5,664	$ 3,439,566	$ 13,724
Total..............................	1,953,623	8,060	1,485,943	5,664	3,439,566	13,724

Held to Maturity:
Obligations of states and political subdivisions	809,137	2,379	753,517	444	1,562,654	2,823
Total..............................	809,137	2,379	753,517	444	1,562,654	2,823

Overall Total ...........................	$ 2,762,760	$ 10,439	$ 2,239,460	$ 6,108	$ 5,002,220	$ 16,547

Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Fair Value Measurements, by Fair Value hierarchy

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	12/31/2012	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$ 298,273	$ 298,273	$ --	$ --
Obligations of states and political subdivisions	90,755,420	--	90,755,420	--
Available-for-sale investment securities ......................	$ 91,053,693	$ 298,273	$ 90,755,420	$ --

Fair Value Measurements at Reporting Date Using
Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	12/31/2011	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$ 233,088	$ 233,088	$ --	$ --
Obligations of states and political subdivisions	70,649,246	--	70,649,246	--
Available-for-sale investment securities ......................	$70,882,334	$ 233,088	$ 70,649,246	$ --

6. Senior Debt: Schedule of Senior Debt (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Senior Debt

	Weighted
	Average	Maximum	Average	Weighted
	Interest	Amount	Amount	Average
Year Ended	Rate at end	Outstanding	Outstanding	Interest Rate
December 31	of Year	During Year	During Year	During Year
	(In thousands, except % data)

2012:
Bank .........................................	3.75%	$ 45	$ 1	3.75%
Senior Demand Notes ............	1.97%	50,033	46,261	2.01%
Commercial Paper ..................	3.74%	225,861	214,214	3.91%
All Categories .................	3.42%	321,246	260,476	3.79%

2011:
Bank .........................................	3.75%	$ 2,925	$ 60	3.75%
Senior Demand Notes ............	2.12%	47,607	43,089	2.10%
Commercial Paper ..................	3.95%	197,194	185,120	4.25%
All Categories .................	3.60%	244,439	228,269	4.08%

2010:
Bank .........................................	3.75%	$ 16,912	$ 1,472	3.75%
Senior Demand Notes ............	2.11%	42,031	41,502	2.16%
Commercial Paper ..................	4.45%	167,200	145,820	4.86%
All Categories .................	3.99%	208,492	188,794	4.27%

7. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Subordinated Debt Interest Rates
Weighted Average Interest Rate at			Weighted Average Interest Rate
End of Year			During Year

2012	2011	2010	2012	2011	2010

3.32%	3.54%	4.68%	3.30%	4.10%	5.20%

7. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2013 ....................................	$ 8,567,940	$ 29,724,487
2014 ....................................	9,687,118	8,685,172
2015 ....................................	11,660,446	3,107,054
2016 ....................................	13,002,472	1,401,263
	$ 42,917,976	$ 42,917,976

8. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule
Year	Operating Leases

2013	$ 4,943,384
2014	3,725,107
2015	3,013,849
2016	1,784,965
2017	804,150
2018 and beyond	22,649
Total	$ 14,294,104

11. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2012	2011	2010

Current – Federal ............................................	$ 3,653,739	$ 3,077,083	$ 2,457,099
Current – State ................................................	7,700	4,500	10,214
Total Current ..............................................	3,661,439	3,081,583	2,467,313

Deferred – Federal ..........................................	252,359	24,348	272,131

Total Provision ....................................	$ 3,913,798	$ 3,105,931	$ 2,739,444

11. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Deferred Tax Assets (Liabilities)

	2012	2011
Insurance Commissions ................................	$ (5,376,504)	$ (4,996,555)
Unearned Premium Reserves ........................	2,001,212	1,867,608
Unrealized Gain on
Marketable Debt Securities .......................	(732,325)	(631,466)
Other ................................................................	(89,741)	(113,557)
	$ (4,197,358)	$ (3,873.970)

11. Income Taxes: Schedule of Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Income Tax Rate Reconciliation

	2012	2011	2010
Statutory Federal income tax rate .................	34.0%	34.0%	34.0%
Net tax effect of IRS regulations
on life insurance subsidiary .....................	-	(1.5)	(2.3)
Tax effect of S corporation status .................	(20.7)	(20.5)	(17.0)
Tax exempt income ........................................	(2.6)	(2.4)	(3.0)
Effective Tax Rate ...................................	10.7%	9.6%	11.7%

12. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

Year 2012 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 17.8	$ 26.7	$ 26.4	$ 26.6	$ 21.9	$ 119.4
Insurance Income .....................	3.2	10.9	10.2	2.8	5.4	32.5
Other .......................................	.1	2.0	1.9	3.8	1.8	9.6
	21.1	39.6	38.5	33.2	29.1	161.5
Expenses:
Interest Cost ..............................	1.4	2.8	2.8	2.6	1.8	11.4
Provision for Loan Losses .......	3.0	4.8	5.2	4.9	3.9	21.8
Depreciation ..............................	.4	.5	.5	.5	.4	2.3
Other .......................................	9.1	12.3	13.0	11.6	11.7	57.7
	13.9	20.4	21.5	19.6	17.8	93.2

Segment Profit ...............................	$ 7.2	$ 19.2	$ 17.0	$ 13.6	$ 11.3	$ 68.3

Segment Assets:
Net Receivables .........................	$ 46.8	$ 92.4	$ 90.5	$ 87.9	$ 62.1	$379.7
Cash .......................................	.3	.6	.8	.6	.6	2.9
Net Fixed Assets .......................	1.3	1.4	1.2	1.3	1.2	6.4
Other Assets ..............................	.0	.1	.0	.2	.1	.4
Total Segment Assets .........	$ 48.4	$ 94.5	$ 92.5	$ 90.0	$ 64.0	$389.4

RECONCILIATION:	2012 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 161.6
Corporate finance charges earned not allocated to segments .........................................................................................	(.1)
Reclassification of insurance expense against insurance income ..................................................................................	3.4
Timing difference of insurance income allocation to segments .......................................................................................	7.7
Other revenues not allocated to segments .........................................................................................................................	.1
Consolidated Revenues ..................................................................................................................................................	$172.7

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 68.3
Corporate earnings not allocated ........................................................................................................................................	11.1
Corporate expenses not allocated .......................................................................................................................................	(42.8)
Income taxes not allocated ...................................................................................................................................................	(3.9)
Consolidated Net Income ...............................................................................................................................................	$ 32.7

Assets:
Total assets for reportable segments ...................................................................................................................................	$389.4
Loans held at corporate level ...............................................................................................................................................	1.9
Unearned insurance at corporate level ...............................................................................................................................	(16.0)
Allowance for loan losses at corporate level ......................................................................................................................	(22.0)
Cash and cash equivalents held at corporate level ...........................................................................................................	30.0
Investment securities at corporate level ..............................................................................................................................	124.3
Fixed assets at corporate level .............................................................................................................................................	2.6
Other assets at corporate level .............................................................................................................................................	8.1
Consolidated Assets .......................................................................................................................................................	$518.3

            Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2011 followed by a reconciliation to consolidated Company data.

Year 2011 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 16.0	$ 25.0	$ 25.5	$ 23.0	$ 19.3	$ 108.8
Insurance Income .....................	2.8	9.7	9.5	4.7	4.8	31.5
Other .......................................	.1	2.0	1.8	1.1	1.6	6.6
	18.9	36.7	36.8	28.8	25.7	146.9
Expenses:
Interest Cost ..............................	1.3	2.9	3.0	2.6	1.8	11.6
Provision for Loan Losses .......	3.3	5.1	5.9	4.1	3.4	21.8
Depreciation ..............................	.4	.5	.5	.5	.4	2.3
Other .......................................	8.5	11.9	12.5	11.1	10.6	54.6
	13.5	20.4	21.9	18.3	16.2	90.3

Segment Profit ...............................	$ 5.4	$ 16.3	$ 14.9	$ 10.5	$ 9.5	$ 56.6

Segment Assets:
Net Receivables .........................	$ 40.4	$ 87.3	$ 88.2	$ 80.2	$ 56.2	$352.3
Cash .......................................	.4	.8	.9	.6	.7	3.4
Net Fixed Assets .......................	1.0	1.6	1.5	1.6	1.1	6.8
Other Assets ..............................	.0	.1	.0	.1	.1	.3
Total Segment Assets .........	$ 41.8	$ 89.8	$ 90.6	$ 82.5	$ 58.1	$362.8

RECONCILIATION:	2011 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 146.9
Corporate finance charges earned not allocated to segments .........................................................................................	.1
Reclassification of insurance expense against insurance income ..................................................................................	2.9
Timing difference of insurance income allocation to segments .......................................................................................	7.9
Other revenues not allocated to segments .........................................................................................................................	.1
Consolidated Revenues ..................................................................................................................................................	$157.9

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 56.6
Corporate earnings not allocated ........................................................................................................................................	10.9
Corporate expenses not allocated .......................................................................................................................................	(35.3)
Income taxes not allocated ...................................................................................................................................................	(3.1)
Consolidated Net Income ...............................................................................................................................................	$ 29.1

Assets:
Total assets for reportable segments ...................................................................................................................................	$362.8
Loans held at corporate level ...............................................................................................................................................	2.2
Unearned insurance at corporate level ...............................................................................................................................	(15.2)
Allowance for loan losses at corporate level ......................................................................................................................	(21.4)
Cash and cash equivalents held at corporate level ...........................................................................................................	18.5
Investment securities at corporate level ..............................................................................................................................	107.7
Fixed assets at corporate level .............................................................................................................................................	2.6
Other assets at corporate level .............................................................................................................................................	7.7
Consolidated Assets .......................................................................................................................................................	$464.9

            Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2010 followed by a reconciliation to consolidated Company data.

Year 2010 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 14.8	$ 23.1	$ 24.5	$ 20.9	$ 17.1	$100.4
Insurance Income .....................	2.7	8.6	9.2	4.4	4.3	29.2
Other .......................................	.1	1.7	1.6	.9	1.3	5.6
	17.6	33.4	35.3	26.2	22.7	135.2
Expenses:
Interest Cost ..............................	1.4	3.2	3.3	2.6	1.8	12.3
Provision for Loan Losses .......	3.0	5.6	6.1	5.3	3.6	23.6
Depreciation ..............................	.4	.5	.4	.5	.3	2.1
Other .......................................	8.2	11.7	12.5	10.4	9.9	52.7
	13.0	21.0	22.3	18.8	15.6	90.7

Segment Profit ...............................	$ 4.6	$ 12.4	$ 13.0	$ 7.4	$ 7.1	$ 44.5

Segment Assets:
Net Receivables .........................	$ 39.6	$ 82.8	$ 86.3	$ 72.4	$ 50.2	$331.3
Cash .......................................	.3	.6	.8	.5	.4	2.6
Net Fixed Assets .......................	.7	.9	.8	1.3	.7	4.4
Other Assets ..............................	.0	.1	.1	.2	.1	.5
Total Segment Assets .........	$ 40.6	$ 84.4	$ 88.0	$ 74.4	$ 51.4	$338.8

RECONCILIATION:	2010 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 135.2
Corporate finance charges earned not allocated to segments .........................................................................................	.1
Reclassification of insurance expense against insurance income ..................................................................................	2.7
Timing difference of insurance income allocation to segments .......................................................................................	7.3
Other revenues not allocated to segments .........................................................................................................................	.2
Consolidated Revenues ..................................................................................................................................................	$145.5

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 44.5
Corporate earnings not allocated ........................................................................................................................................	10.2
Corporate expenses not allocated .......................................................................................................................................	(31.3)
Income taxes not allocated ...................................................................................................................................................	(2.7)
Consolidated Net Income ...............................................................................................................................................	$ 20.7

Assets:
Total assets for reportable segments ...................................................................................................................................	$338.8
Loans held at corporate level ...............................................................................................................................................	1.7
Unearned insurance at corporate level ...............................................................................................................................	(13.9)
Allowance for loan losses at corporate level ......................................................................................................................	(24.1)
Cash and cash equivalents held at corporate level ...........................................................................................................	31.8
Investment securities at corporate level ..............................................................................................................................	78.2
Fixed assets at corporate level .............................................................................................................................................	2.3
Other assets at corporate level .............................................................................................................................................	7.3
Consolidated Assets .......................................................................................................................................................	$422.1

1. Summary of Significant Accounting Policies: Depreciation and Amortization (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and amortization	$ 2,716,463	$ 2,586,017	$ 2,465,829

1. Summary of Significant Accounting Policies: Restricted Cash (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
RESTRICTED CASH	$ 4,676,830	[1]	$ 5,568,529	[1]

[1]	Note 1.

2. Loans: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2012
Direct Cash Loans
Contractual Maturity as percentage of loan balances	100.00%
Direct Cash Loans | 2013
Contractual Maturity as percentage of loan balances	67.85%
Direct Cash Loans | 2014
Contractual Maturity as percentage of loan balances	26.67%
Direct Cash Loans | 2015
Contractual Maturity as percentage of loan balances	4.61%
Direct Cash Loans | 2016
Contractual Maturity as percentage of loan balances	0.64%
Direct Cash Loans | 2017
Contractual Maturity as percentage of loan balances	0.11%
Direct Cash Loans | 2018 and beyond
Contractual Maturity as percentage of loan balances	0.12%
Real Estate Loans
Contractual Maturity as percentage of loan balances	100.00%
Real Estate Loans | 2013
Contractual Maturity as percentage of loan balances	19.05%
Real Estate Loans | 2014
Contractual Maturity as percentage of loan balances	17.13%
Real Estate Loans | 2015
Contractual Maturity as percentage of loan balances	14.75%
Real Estate Loans | 2016
Contractual Maturity as percentage of loan balances	11.84%
Real Estate Loans | 2017
Contractual Maturity as percentage of loan balances	9.36%
Real Estate Loans | 2018 and beyond
Contractual Maturity as percentage of loan balances	27.87%
Sales Finance Contracts
Contractual Maturity as percentage of loan balances	100.00%
Sales Finance Contracts | 2013
Contractual Maturity as percentage of loan balances	64.01%
Sales Finance Contracts | 2014
Contractual Maturity as percentage of loan balances	26.95%
Sales Finance Contracts | 2015
Contractual Maturity as percentage of loan balances	7.35%
Sales Finance Contracts | 2016
Contractual Maturity as percentage of loan balances	1.40%
Sales Finance Contracts | 2017
Contractual Maturity as percentage of loan balances	0.17%
Sales Finance Contracts | 2018 and beyond
Contractual Maturity as percentage of loan balances	0.12%

2. Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash collections applied to the principal of loans	$ 252,810,438	$ 226,770,538
Cash collections applied to the principal of loans, percentage of net receivbles	67.75%	65.67%
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0
Ratio of bankrupt accounts to total principal loan balances	2.64%	2.78%

2. Loans: Principal balances on non-accrual loans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 33,912,652	$ 30,190,673
Cosumer Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	31,936,076	28,122,772
Real Estate Loans
Financing Receivable, Recorded Investment, Nonaccrual Status	1,113,624	1,086,580
Sales Finance Contracts
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 862,952	$ 981,321

2. Loans: Past Due Financing Receivables (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 12,200,137	$ 10,807,326
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	6,338,513	6,030,798
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	13,977,664	13,059,264
Financing Receivable, Recorded Investment, Past Due	32,516,314	29,897,388
Cosumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	11,265,415	9,981,262
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	5,928,748	5,711,530
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	12,984,546	11,911,170
Financing Receivable, Recorded Investment, Past Due	30,178,709	27,603,962
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	479,103	455,781
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	201,442	114,885
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	603,585	655,667
Financing Receivable, Recorded Investment, Past Due	1,284,130	1,226,333
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	455,619	370,283
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	208,323	204,383
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	389,533	492,427
Financing Receivable, Recorded Investment, Past Due	$ 1,053,475	$ 1,067,093

2. Loans: Schedule of Loans and Financing Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Gross	$ 446,358,300	$ 414,720,423
Financing Receivable, percent of portfolio	100.00%	100.00%
Financing Receivable, net charge-offs	21,834,582	21,758,749
Financing Receivable, percent net charge-offs	100.00%	100.00%
Cosumer Loans
Financing Receivable, Gross	405,102,125	373,198,985
Financing Receivable, percent of portfolio	90.80%	89.90%
Financing Receivable, net charge-offs	21,240,441	21,013,407
Financing Receivable, percent net charge-offs	97.30%	96.60%
Real Estate Loans
Financing Receivable, Gross	20,340,475	21,782,247
Financing Receivable, percent of portfolio	4.50%	5.30%
Financing Receivable, net charge-offs	63,148	75,400
Financing Receivable, percent net charge-offs	0.30%	0.40%
Sales Finance Contracts
Financing Receivable, Gross	20,915,700	19,739,191
Financing Receivable, percent of portfolio	4.70%	4.80%
Financing Receivable, net charge-offs	$ 530,993	$ 669,942
Financing Receivable, percent net charge-offs	2.40%	3.00%

2. Loans: Allowance for Credit Losses on Financing Receivables (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans and Leases Receivable, Allowance, Beginning Balance	$ 21,360,085	$ 24,110,085	$ 26,610,085
Allowance for Loan and Lease Losses, Provision for Loss, Gross	22,484,582	19,008,749	20,907,373
Allowance for Doubtful Accounts Receivable, Charge-offs	(30,811,295)	(29,848,682)	(30,586,363)
Allowance for Loan and Lease Losses, Recoveries of Bad Debts	8,976,713	8,089,933	7,178,990
Loans and Leases Receivable, Allowance, Ending Balance	22,010,085	21,360,085	24,110,085
Financing Receivable	446,358,300	414,720,423	388,989,224
Financing Receivable, Collectively Evaluated for Impairment	$ 446,358,300	$ 414,720,423	$ 388,989,224

2. Loans: Troubled Debt Restructurings on Financing Receivables (Details) (USD $)	Dec. 31, 2012
Year 2012
Financing Receivable, Modifications, Number of Contracts	3,845
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 12,220,810
Financing Receivable, Modifications, Post-Modification Recorded Investment	11,109,013
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	614
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,202,521
Year 2012 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	3,584
Financing Receivable, Modifications, Pre-Modification Recorded Investment	11,280,800
Financing Receivable, Modifications, Post-Modification Recorded Investment	10,256,084
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	583
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,171,053
Year 2012 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	59
Financing Receivable, Modifications, Pre-Modification Recorded Investment	455,019
Financing Receivable, Modifications, Post-Modification Recorded Investment	412,226
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	3
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	10,851
Year 2012 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	202
Financing Receivable, Modifications, Pre-Modification Recorded Investment	484,991
Financing Receivable, Modifications, Post-Modification Recorded Investment	440,703
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	28
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	20,617
Year 2011
Financing Receivable, Modifications, Number of Contracts	4,153
Financing Receivable, Modifications, Pre-Modification Recorded Investment	10,866,161
Financing Receivable, Modifications, Post-Modification Recorded Investment	9,820,533
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	693
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,371,241
Year 2011 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	3,844
Financing Receivable, Modifications, Pre-Modification Recorded Investment	10,009,008
Financing Receivable, Modifications, Post-Modification Recorded Investment	9,007,130
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	643
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	1,286,829
Year 2011 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	62
Financing Receivable, Modifications, Pre-Modification Recorded Investment	411,542
Financing Receivable, Modifications, Post-Modification Recorded Investment	401,625
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	4
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	17,534
Year 2011 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	247
Financing Receivable, Modifications, Pre-Modification Recorded Investment	445,611
Financing Receivable, Modifications, Post-Modification Recorded Investment	411,778
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	46
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 66,878

Note 3 - Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Basis for Valuation, Other than Equity Securities	Debt securities available for sale are carried at estimated fair market value.
Impairment over fair value of affected investments	1.45%	0.34%
Proceeds from Sale of Securities, Operating Activities	$ 265,977	$ 3,085,237	$ 0
Available-for-sale Securities, Gross Realized Gains	1,296	24,157
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	11,399,450	13,795,000	9,254,950
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	7,869	1,231	5,113
Available-for-sale Securities, Gross Realized Losses		$ 12,345

Note 3 - Investment Securities: Available-for-sale Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Amortized Cost Basis	$ 88,222,750	$ 68,114,129
Available-for-sale Securities, Gross Unrealized Gains	2,976,757	2,781,929
Available-for-sale Securities, Gross Unrealized Losses	(145,814)	(13,724)
Available-for-sale Securities, Fair Value Disclosure	91,053,693	70,882,334
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	88,092,434	67,983,813
Available-for-sale Securities, Gross Unrealized Gains	2,808,800	2,679,157
Available-for-sale Securities, Gross Unrealized Losses	(145,814)	(13,724)
Available-for-sale Securities, Fair Value Disclosure	90,755,420	70,649,246
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gains	167,957	102,772
Available-for-sale Securities, Fair Value Disclosure	$ 298,273	$ 233,088

Note 3 - Investment Securities: Held-to-maturity Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Held to Maturity, at amortized cost	$ 33,237,199	$ 36,780,206
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost	33,237,199	36,780,206
Held-to-maturity Securities, Unrecognized Holding Gain	1,212,823	1,312,337
Held-to-maturity Securities, Unrecognized Holding Loss	(43,744)	(2,823)
Held-to-maturity Securities, Fair Value	$ 34,406,278	$ 38,089,720

Note 3 - Investment Securities: Investments Classified by Contractual Maturity Date (Details) (USD $)	Dec. 31, 2012
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 10,888,967
Held-to-maturity Securities, Debt Maturities, Next Twelve Months, Fair Value	11,200,698
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	1,494,184
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	1,504,148
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	31,229,374
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Fair Value	32,796,280
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	7,512,742
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	7,790,076
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	18,191,187
Held-to-maturity Securities, Debt Maturities, Year Six Through Ten, Fair Value	18,759,628
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	23,840,203
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	24,686,954
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	27,913,222
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	28,297,087
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	390,070
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	425,100
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	88,222,750
Held-to-maturity Securities, Debt Maturities, Fair Value	91,053,693
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	33,237,199
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	$ 34,406,278

Note 3 - Investment Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) (US States and Political Subdivisions Debt Securities, USD $)	Dec. 31, 2012	Dec. 31, 2011
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 9,789,632	$ 1,953,623
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	145,814	8,060
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		1,485,943
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		5,664
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9,789,632	3,439,566
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	145,814	13,724
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,321,640	809,137
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	43,744	2,379
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		753,517
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		444
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	3,321,640	1,562,654
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses	43,744	2,823
Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	13,111,272	2,762,760
Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	189,558	10,439
Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		2,239,460
Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		6,108
Securities, Continuous Unrealized Loss Position, Fair Value	13,111,272	5,002,220
Continuous Unrealized Loss Position, Aggregate Losses	$ 189,558	$ 16,547

Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investments, Fair Value Disclosure	$ 91,053,693	$ 70,882,334
Corporate Debt Securities
Investments, Fair Value Disclosure	298,273	233,088
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	90,755,420	70,649,246
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	298,273	233,088
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	298,273	233,088
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	90,755,420	70,649,246
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	$ 90,755,420	$ 70,649,246

5. Insurance Subsidiary Restrictions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Percentage of Cash and cash equivalents and investment securities were maintained in the Company's insurance subsidiaries	83.00%	92.00%
Frandisco Property and Casualty Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	51.2
Frandisco Life Insurance Company
Statutory Accounting Practices, Statutory Capital and Surplus Required	51.4

6. Senior Debt (Details) (Senior Debt Obligations, Wells Fargo Preferred Capital, Inc., USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Senior Debt Obligations | Wells Fargo Preferred Capital, Inc.
Line of Credit Facility, Initiation Date	Sep 11, 2009
Line of Credit Facility, Borrowing Capacity, Description	As amended to date, the credit agreement provides for borrowings of up to $100.0 million, subject to certain limitations, and all borrowings are secured by the finance receivables of the Company.
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000,000
Line of Credit Facility, Covenant Terms	The credit agreement contains covenants customary for financing transactions of this type.
Line of Credit Facility, Current Borrowing Capacity	100,000,000	100,000,000
Line of Credit Facility, Interest Rate During Period	3.75%
Line of Credit Facility, Commitment Fee Description	Available but unborrowed amounts under the credit agreement are subject to a periodic unused line fee of .50%
Line of Credit Facility, Interest Rate Description	The interest rate under the credit agreement is equivalent to the greater of (a) .75% per annum plus 300 basis points or (b) the three month London Interbank Offered Rate (the “LIBOR Rate”) plus 300 basis points. The LIBOR Rate is adjusted on the first day of each calendar month based upon the LIBOR Rate as of the last day of the preceding calendar month.
Line of Credit Facility, Commitment maturity date	Sep 11, 2014
Line of Credit Facility, Amount Outstanding	$ 0	$ 0

6. Senior Debt: Schedule of Senior Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt, Weighted Average Interest Rate	3.42%	3.60%	3.99%
Short-term Debt, Maximum Amount Outstanding During Period	$ 321,246	$ 244,439	$ 208,492
Short-term Debt, Average Outstanding Amount	260,476	228,269	188,794
Debt, Weighted Average Interest Rate during period	3.79%	4.08%	4.27%
Notes Payable to Banks
Debt, Weighted Average Interest Rate	3.75%	3.75%	3.75%
Short-term Debt, Maximum Amount Outstanding During Period	45	2,925	16,912
Short-term Debt, Average Outstanding Amount	1	60	1,472
Debt, Weighted Average Interest Rate during period	3.75%	3.75%	3.75%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.97%	2.12%	2.11%
Short-term Debt, Maximum Amount Outstanding During Period	50,033	47,607	42,031
Short-term Debt, Average Outstanding Amount	46,261	43,089	41,502
Debt, Weighted Average Interest Rate during period	2.01%	2.10%	2.16%
Commercial Paper
Debt, Weighted Average Interest Rate	3.74%	3.95%	4.45%
Short-term Debt, Maximum Amount Outstanding During Period	225,861	197,194	167,200
Short-term Debt, Average Outstanding Amount	$ 214,214	$ 185,120	$ 145,820
Debt, Weighted Average Interest Rate during period	3.91%	4.25%	4.86%

7. Subordinated Debt (Details) (Subordinated Debt)	12 Months Ended
Dec. 31, 2012
Subordinated Debt
Long-term Debt, Description	Subordinated debt consists of Variable Rate Subordinated Debentures issued from time to time by the Company, and which mature four years after their date of issue.
Debt Instrument, Maturity Date, Description	The maturity date is automatically extended for an additional four year term unless the holder or the Company redeems the debenture on its original maturity date or within any applicable grace period thereafter.
Debt Instrument, Interest Rate Terms	Interest rates on the debentures automatically adjust at the end of each adjustment period.
Debt Instrument, Call Feature	The Company may redeem the debentures for a price equal to 100% of the principal plus accrued but unpaid interest upon 30 days’ notice to the holder.

7. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt, Weighted Average Interest Rate	3.42%	3.60%	3.99%
Debt, Weighted Average Interest Rate during period	3.79%	4.08%	4.27%
Subordinated Debt
Debt, Weighted Average Interest Rate	3.32%	3.54%	4.68%
Debt, Weighted Average Interest Rate during period	3.30%	4.10%	5.20%

7. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Details) (Subordinated Debt, USD $)	12 Months Ended
Dec. 31, 2012
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 42,917,976
Based on Maturity Date | 2013
Amount Maturing or Redeemable at Option of Holder	8,567,940
Based on Maturity Date | 2014
Amount Maturing or Redeemable at Option of Holder	9,687,118
Based on Maturity Date | 2015
Amount Maturing or Redeemable at Option of Holder	11,660,446
Based on Maturity Date | 2016
Amount Maturing or Redeemable at Option of Holder	13,002,472
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	42,917,976
Based on Interest Adjustment Period | 2013
Amount Maturing or Redeemable at Option of Holder	29,724,487
Based on Interest Adjustment Period | 2014
Amount Maturing or Redeemable at Option of Holder	8,685,172
Based on Interest Adjustment Period | 2015
Amount Maturing or Redeemable at Option of Holder	3,107,054
Based on Interest Adjustment Period | 2016
Amount Maturing or Redeemable at Option of Holder	$ 1,401,263

8. Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil and Gas Property, Lease Operating Expense	$ 5,218,119	$ 5,010,851	$ 4,766,642

8. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Details) (USD $)	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 4,943,384
Operating Leases, Future Minimum Payments, Due in Two Years	3,725,107
Operating Leases, Future Minimum Payments, Due in Three Years	3,013,849
Operating Leases, Future Minimum Payments, Due in Four Years	1,784,965
Operating Leases, Future Minimum Payments, Due in Five Years	804,150
Operating Leases, Future Minimum Payments Due	$ 14,294,104

9. Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Discussion of Pension and Other Postretirement Benefits	The Company maintains a 401(k) plan, which was qualified under Section 401(a) and Section 401(k) of the Internal Revenue Code of 1986 (the “Code”), as amended, to cover employees of the Company.
Description of Defined Contribution Pension and Other Postretirement Plans	Any employee who is 18 years of age or older is eligible to participate in the 401(k) plan on the first day of the month following the completion of one complete calendar month of continuous employment and the Company begins matching up to 4.50% of an employee’s deferred contribution, up to 6.00% of their total compensation.
Pension and Other Postretirement Benefit Contributions	$ 1,473,961	$ 1,371,469	$ 1,255,394

10. Related Party Transactions (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Beneficial Owner, David W. Cheek
Related Party Transaction, Description of Transaction	outstanding loan to a real estate development partnership
Accounts Payable, Related Parties, Current	$ 1,352,952
Trustee of an executive officer's irrevocable life insurance trust
Related Party Transaction, Description of Transaction	Effective September 23, 1995, the Company entered into a Split-Dollar Life Insurance Agreement with the Trustee of an executive officer’s irrevocable life insurance trust.
Accounts Payable, Related Parties, Current	299,062
Related Party Transaction, Amounts of Transaction	$ 2,679

11. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Federal Tax Expense (Benefit)	$ 3,653,739	$ 3,077,083	$ 2,457,099
Current State and Local Tax Expense (Benefit)	7,700	4,500	10,214
Current Income Tax Expense (Benefit)	3,661,439	3,081,583	2,467,313
Deferred Federal Income Tax Expense (Benefit)	252,359	24,348	272,131
Income Tax Expense (Benefit), Continuing Operations	$ 3,913,798	$ 3,105,931	$ 2,739,444

11. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets (Liabilities), Insurance Commissions	$ (5,376,504)	$ (4,996,555)
Deferred Tax Assets (Liabilities), Unearned Premium Reserves	2,001,212	1,867,608
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	(732,325)	(631,466)
Deferred Tax Liabilities, Other	$ (89,741)	$ (113,557)

11. Income Taxes: Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%
Net tax effect of IRS regulations on life insurance subsidiary		(1.50%)	(2.30%)
Tax effect of S corporation status	(20.70%)	(20.50%)	(17.00%)
Tax exempt income	(2.60%)	(2.40%)	(3.00%)
Effective Income Tax Rate, Continuing Operations	10.70%	9.60%	11.70%

12. Segment Financial Information (Details)	12 Months Ended
Dec. 31, 2012
Segment Reporting, Factors Used to Identify Entity's Reportable Segments	Each segment was comprised of a number of branch offices that are aggregated based on vice president responsibility and geographical location.

12. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Segment Reporting, Finance Charges Earned	$ 119.4	$ 108.8	$ 100.4
Segment Reporting, Insurance Income	32.5	31.5	29.2
Segment Reporting, Other Income	9.6	6.6	5.6
Segment Reporting Information, Revenue for Reportable Segment, Total	161.5	146.9	135.2
Other Expenses
Segment Reporting, Interest Cost	11.4	11.6	12.3
Segment Reporting, Provision for Loan Losses	21.8	21.8	23.6
Segment Reporting, Depreciation	2.3	2.3	2.1
Segment Reporting, Other Expenses	57.7	54.6	52.7
Segment Reporting, Total Expenses	93.2	90.3	90.7
Segment Reporting, Profit	68.3	56.6	44.5
ASSETS
Segment Reporting, Net Receivables	379.7	352.3	331.3
Segment Reporting, Cash	2.9	3.4	2.6
Segment Reporting, Net fixed assets	6.4	6.8	4.4
Segment Reporting, Other assets	0.4	0.3	0.5
Segment Reporting Information, Net Assets	389.4	362.8	338.8
Segment Reconciliation, Total revenues from reportable segments	161.6	146.9	135.2
Segment Reconciliation, Corporate finance charges earned not allocated to segments	(0.1)	0.1	0.1
Segment Reconciliation, Reclassification of insurance expense against insurance income	3.4	2.9	2.7
Segment Reconciliation, Timing difference of insurance income allocation to segments	7.7	7.9	7.3
Segment Reconciliation, Other revenues not allocated to segments	0.1	0.1	0.2
Segment Reconciliation, Consolidated Revenues	172.7	157.9	145.5
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments	68.3	56.6	44.5
Segment Reconciliation, Corporate earnings not allocated	11.1	10.9	10.2
Segment Reconciliation, Corporate expenses not allocated	(42.8)	(35.3)	(31.3)
Segment Reconciliation, Income taxes not allocated	(3.9)	(3.1)	(2.7)
Segment Reconciliation, Consolidated Net Income	32.7	29.1	20.7
Segment Reconciliation, Total assets for reportable segments	389.4	362.8	338.8
Segment Reconciliation, Loans held at corporate level	1.9	2.2	1.7
Segment Reconciliation, Unearned insurance at corporate levelvel	(16)	(15.2)	(13.9)
Segment Reconciliation, Allowance for loan losses at corporate level	(22)	(21.4)	(24.1)
Segment Reconciliation, Cash and cash equivalents held at corporate level	30	18.5	31.8
Segment Reconciliation, Investment securities at corporate level	124.3	107.7	78.2
Segment Reconciliation, Fixed assets at corporate level	2.6	2.6	2.3
Segment Reconciliation, Other assets at corporate level	8.1	7.7	7.3
Segment Reconciliation, Consolidated Assets	518.3	464.9	422.1
Division I
Revenues
Segment Reporting, Finance Charges Earned	17.8	16	14.8
Segment Reporting, Insurance Income	3.2	2.8	2.7
Segment Reporting, Other Income	0.1	0.1	0.1
Segment Reporting Information, Revenue for Reportable Segment, Total	21.1	18.9	17.6
Other Expenses
Segment Reporting, Interest Cost	1.4	1.3	1.4
Segment Reporting, Provision for Loan Losses	3	3.3	3
Segment Reporting, Depreciation	0.4	0.4	0.4
Segment Reporting, Other Expenses	9.1	8.5	8.2
Segment Reporting, Total Expenses	13.9	13.5	13
Segment Reporting, Profit	7.2	5.4	4.6
ASSETS
Segment Reporting, Net Receivables	46.8	40.4	39.6
Segment Reporting, Cash	0.3	0.4	0.3
Segment Reporting, Net fixed assets	1.3	1	0.7
Segment Reporting, Other assets	0	0	0
Segment Reporting Information, Net Assets	48.4	41.8	40.6
Division II
Revenues
Segment Reporting, Finance Charges Earned	26.7	25	23.1
Segment Reporting, Insurance Income	10.9	9.7	8.6
Segment Reporting, Other Income	2	2	1.7
Segment Reporting Information, Revenue for Reportable Segment, Total	39.6	36.7	33.4
Other Expenses
Segment Reporting, Interest Cost	2.8	2.9	3.2
Segment Reporting, Provision for Loan Losses	4.8	5.1	5.6
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	12.3	11.9	11.7
Segment Reporting, Total Expenses	20.4	20.4	21
Segment Reporting, Profit	19.2	16.3	12.4
ASSETS
Segment Reporting, Net Receivables	92.4	87.3	82.8
Segment Reporting, Cash	0.6	0.8	0.6
Segment Reporting, Net fixed assets	1.4	1.6	0.9
Segment Reporting, Other assets	0.1	0.1	0.1
Segment Reporting Information, Net Assets	94.5	89.8	84.4
Division III
Revenues
Segment Reporting, Finance Charges Earned	26.4	25.5	24.5
Segment Reporting, Insurance Income	10.2	9.5	9.2
Segment Reporting, Other Income	1.9	1.8	1.6
Segment Reporting Information, Revenue for Reportable Segment, Total	38.5	36.8	35.3
Other Expenses
Segment Reporting, Interest Cost	2.8	3	3.3
Segment Reporting, Provision for Loan Losses	5.2	5.9	6.1
Segment Reporting, Depreciation	0.5	0.5	0.4
Segment Reporting, Other Expenses	13	12.5	12.5
Segment Reporting, Total Expenses	21.5	21.9	22.3
Segment Reporting, Profit	17	14.9	13
ASSETS
Segment Reporting, Net Receivables	90.5	88.2	86.3
Segment Reporting, Cash	0.8	0.9	0.8
Segment Reporting, Net fixed assets	1.2	1.5	0.8
Segment Reporting, Other assets	0	0	0.1
Segment Reporting Information, Net Assets	92.5	90.6	88
Division IV
Revenues
Segment Reporting, Finance Charges Earned	26.6	23	20.9
Segment Reporting, Insurance Income	2.8	4.7	4.4
Segment Reporting, Other Income	3.8	1.1	0.9
Segment Reporting Information, Revenue for Reportable Segment, Total	33.2	28.8	26.2
Other Expenses
Segment Reporting, Interest Cost	2.6	2.6	2.6
Segment Reporting, Provision for Loan Losses	4.9	4.1	5.3
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	11.6	11.1	10.4
Segment Reporting, Total Expenses	19.6	18.3	18.8
Segment Reporting, Profit	13.6	10.5	7.4
ASSETS
Segment Reporting, Net Receivables	87.9	80.2	72.4
Segment Reporting, Cash	0.6	0.6	0.5
Segment Reporting, Net fixed assets	1.3	1.6	1.3
Segment Reporting, Other assets	0.2	0.1	0.2
Segment Reporting Information, Net Assets	90	82.5	74.4
Division V
Revenues
Segment Reporting, Finance Charges Earned	21.9	19.3	17.1
Segment Reporting, Insurance Income	5.4	4.8	4.3
Segment Reporting, Other Income	1.8	1.6	1.3
Segment Reporting Information, Revenue for Reportable Segment, Total	29.1	25.7	22.7
Other Expenses
Segment Reporting, Interest Cost	1.8	1.8	1.8
Segment Reporting, Provision for Loan Losses	3.9	3.4	3.6
Segment Reporting, Depreciation	0.4	0.4	0.3
Segment Reporting, Other Expenses	11.7	10.6	9.9
Segment Reporting, Total Expenses	17.8	16.2	15.6
Segment Reporting, Profit	11.3	9.5	7.1
ASSETS
Segment Reporting, Net Receivables	62.1	56.2	50.2
Segment Reporting, Cash	0.6	0.7	0.4
Segment Reporting, Net fixed assets	1.2	1.1	0.7
Segment Reporting, Other assets	0.1	0.1	0.1
Segment Reporting Information, Net Assets	$ 64	$ 58.1	$ 51.4